UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4386
Van Kampen Tax Free Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)       (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 9/30
Date of reporting period: 12/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen California Insured Tax Free Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 103.4%
	California 102.8%
$1,925	Alhambra, CA City Elem Sch Dist Cap Apprec, Ser A (AGM Insd)	*	09/01/20	$1,082,196
2,365	Apple Valley, CA Pub Fin Auth Lease Rev Town Hall Annex Proj, Ser A (AMBAC Insd)	5.000%	09/01/27	2,423,865
1,500	Arcadia, CA Uni Sch Dist Election 2006, Ser A (AGM Insd)	5.000	08/01/37	1,512,390
1,000	Bakersfield, CA Wastewater Rev, Ser A (AGM Insd)	5.000	09/15/32	1,012,680
1,430	Bay Area Govt Assn CA Lease Rev Cap Proj, Ser A (AMBAC Insd)	5.250	07/01/17	1,550,234
2,735	Bay Area Govt Assn CA Lease Rev West Sacramento, Ser A (Syncora Gtd)	5.000	09/01/29	2,749,495
1,250	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (b)	5.000	04/01/39	1,263,375
1,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (b)	5.125	04/01/39	1,531,470
1,000	Bonita, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/28	1,020,460
1,070	Bonita, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.250	08/01/24	1,128,304
1,850	Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg, Ser A (AGM Insd)	5.500	08/01/18	1,965,995

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,745	Byron Bethany JT Pwrs Auth CA Lease Rev Admin Bldg Proj, Ser A (CIFG Insd)	4.625%	10/01/32	$1,531,604
2,100	California Ed Fac Auth Rev Claremont McKenna College (b)	5.000	01/01/38	2,133,222
2,165	California Ed Fac Auth Rev Univ Pacific (NATL Insd)	5.875	11/01/20	2,189,010
1,800	California Ed Fac Auth Rev Univ Southn CA, Ser A (b)	5.250	10/01/39	1,926,882
500	California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser A	5.750	09/01/39	503,270
500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	524,340
1,000	California Hlth Fac Fin Auth Rev Providence Hlth & Svc, Ser C	6.500	10/01/38	1,123,250
1,500	California Hlth Fac Fin Auth Rev Sutter Hlth, Ser A	5.000	11/15/42	1,375,830
500	California Muni Fin Auth Ctf Partn Cmnty Hosp Cent CA	5.250	02/01/37	436,250
1,050	California Spl Dist Assn Fin Corp Ctf Partn Spl Dist Fin Pgm, Ser DD (AGM Insd)	5.625	01/01/27	1,050,976
945	California St (FGIC Insd)	6.250	09/01/12	995,718
1,000	California St Univ Rev Systemwide, Ser A (AGL Insd)	5.250	11/01/38	1,016,900
1,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375	12/01/37	764,180

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$500	California Statewide Cmnty Dev Auth Rev FHA Insd Mtg Methodist Hosp Proj (FHA Gtd)	6.750%	02/01/38	$538,705
500	California Statewide Cmnty Dev Auth Rev Sr Living Southn CA Presbyterian Homes	7.250	11/15/41	530,320
1,900	California Statewide Cmnty Dev Auth Wtr Rev, Ser A (AGM Insd)	5.000	10/01/26	1,954,245
2,000	Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt Proj Rfdg, Ser A (NATL Insd)	7.000	08/01/12	2,264,200
3,000	Castaic Lake Wtr Agy CA Rev Ctf Partn, Ser A (NATL Insd)	5.250	08/01/23	3,059,700
100	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/26	103,680
125	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/28	128,600
1,160	Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 1 & 2 Rfdg, Ser A (Syncora Gtd)	5.250	12/01/30	1,075,262
2,400	Contra Costa, CA Cmnty College Dist Election 2002 (NATL Insd)	5.000	08/01/29	2,461,104
2,500	Desert, CA Cmnty College Dist, Ser C (AGM Insd)	5.000	08/01/37	2,521,875
2,400	Dinuba, CA Redev Agy Tax Alloc Merged City Redev Proj No 2 Rfdg (AMBAC Insd)	5.000	09/01/34	2,129,472

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	El Dorado, CA Irr Dist Ctf Partn, Ser A (AGL Insd)	5.750%	08/01/39	$1,039,870
1,000	El Monte, CA Un High Sch Dist Election Of 2008, Ser A (AGL Insd)	5.500	06/01/34	1,053,260
1,200	Fairfield, CA Cmnty Fac Dist Spl Tax No 3 North Cordelia Gen Impt	6.000	09/01/32	1,215,240
2,330	Fairfield, CA Ctf Partn Fairfield Wtr, Ser A (NATL Insd)	5.000	04/01/42	2,246,376
1,480	Fontana, CA Redev Agy Tax Alloc Dwntwn Redev Proj Rfdg (NATL Insd)	5.000	09/01/21	1,480,962
650	Fresno, CA Jt Pwrs Fin Auth Lease Rev, Ser A (AGM Insd)	5.000	06/01/17	685,444
590	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/17	649,029
630	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/18	690,316
675	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/19	739,841
720	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/20	791,050
1,000	Gilroy, CA Uni Sch Dist Ctf Partn Sch Fac Proj (AGL Insd)	5.000	04/01/39	958,440
2,000	Glendale, CA Redev Agy Tax Alloc Rev Ctr Glendale Redev Proj (NATL Insd)	5.250	12/01/20	2,013,940
2,425	Glendora, CA Pub Fin Auth Rev Tax Alloc Proj No 1, Ser A (NATL Insd)	5.000	09/01/24	2,380,356

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$700	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500%	06/01/27	$632,359
2,500	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	1,866,200
2,000	Golden Vly Uni Sch Dist CA Election 2006, Ser A (AGM Insd)	5.000	08/01/41	1,977,980
2,230	Hanford, CA Jt Un High Sch Dist Election 1998, Ser C (NATL Insd)	5.700	08/01/28	2,399,815
2,275	Hawaiian Gardens, CA Redev Agy Proj No 1 Tax Alloc, Ser A (AMBAC Insd)	5.000	12/01/25	2,157,587
2,900	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	2,506,557
2,000	Imperial Irr Dist CA Ctf Partn Elec Sys Proj (AGM Insd)	5.250	11/01/23	2,094,220
1,450	Imperial Irr Dist CA Ctf Partn Wtr Sys Proj (AMBAC Insd)	5.000	07/01/19	1,468,169
2,000	Indio, CA Redev Agy Tax Alloc Sub Merged Redev Proj Area, Ser A	5.625	08/15/35	1,904,840
2,000	Inglewood, CA Redev Agy Tax Alloc Merged Redev Proj Rfdg, Ser A (AMBAC Insd)	5.250	05/01/23	1,959,140
1,715	Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev, Ser B (AMBAC Insd)	5.000	09/02/23	1,649,161
1,000	Kern Cnty, CA Ctfs Partn Cap Impt Proj, Ser A (AGL Insd)	5.750	08/01/35	1,051,190

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	La Canada, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.500%	08/01/28	$1,053,650
2,000	La Quinta, CA Fin Auth Loc Agy Rev, Ser A (AMBAC Insd)	5.250	09/01/24	2,005,580
2,000	La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)	5.000	09/01/22	1,997,440
1,000	Lodi, CA Wastewater Sys Rev Ctf Partn, Ser A (AGM Insd)	5.000	10/01/37	980,790
1,545	Long Beach, CA Bd Fin Auth Lease Rev Pub Safety Fac Proj (AMBAC Insd)	5.250	11/01/20	1,551,613
2,000	Los Angeles, CA Cmnty College Dist 2003 Election, Ser F1 (b)	5.000	08/01/33	2,037,660
1,975	Los Angeles, CA Ctf Partn Real Ppty Pgm, Ser T (NATL Insd)	5.000	02/01/19	2,011,261
1,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev, Ser C (NATL Insd)	5.000	07/01/26	1,042,270
1,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys Sub, Ser A-2 (AMBAC Insd)	5.000	07/01/44	1,007,150
1,070	Los Angeles, CA Mtg Rev FHA Sec 8 Asstd Proj Rfdg, Ser A (NATL Insd)	6.100	07/01/25	1,071,070
1,000	Los Angeles, CA Uni Sch Dist Election 2004, Ser H (AGM Insd)	5.000	07/01/32	1,011,220
1,000	Los Angeles Cnty, CA Ctf Partn Disney Pkg Proj Rfdg (AMBAC Insd)	4.750	03/01/23	955,580

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,265	Los Angeles Cnty, CA Sch Regionalized Business Svcs Ctf Cap Apprec Pooled Fin, Ser A (AMBAC Insd)	*	08/01/24	$482,749
1,000	Lynwood, CA Uni Sch Dist 2002 Election, Ser A (AGM Insd)	5.000%	08/01/27	1,015,680
1,520	Metropolitan Wtr Dist Southn CA Wtrwks Rev, Ser A (AGM Insd)	5.000	07/01/35	1,563,746
1,105	Monrovia, CA Fin Auth Lease Rev Hillside Wilderness Preserve (AMBAC Insd)	5.000	12/01/20	1,152,084
2,000	Montclair, CA Redev Agy Tax Allocation Redev Proj No V Rfdg (NATL Insd)	5.000	10/01/20	2,002,640
1,000	Montebello, CA Uni Sch Dist Election of 2004, Ser A-1 (AGL Insd)	5.250	08/01/34	1,024,930
1,000	Morongo Band Of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	6.500	03/01/28	930,500
1,570	Mountain View, CA Shoreline Regl Pk Cmnty Tax Alloc, Ser A (NATL Insd)	5.250	08/01/16	1,595,827
1,000	Norco, CA Fin Auth Enterprise Rev Rfdg (AGM Insd)	5.625	10/01/34	1,038,680
1,300	Oceanside, CA Ctf Partn Rfdg, Ser A (AMBAC Insd)	5.200	04/01/23	1,303,744
1,145	Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)	5.000	10/01/25	1,150,679

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,200	Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 4 Rfdg, Ser A (NATL Insd)	5.000%	10/01/29	$1,128,168
1,340	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Rfdg, Ser A (NATL Insd)	5.250	11/01/19	1,418,712
500	Palomar Pomerado Hlth Care Dist CA Ctf Partn	6.750	11/01/39	495,625
1,045	Panama-Buena Vista Uni Sch Dist CA Ctf Partn Sch Constr Proj (NATL Insd)	5.000	09/01/30	1,054,363
2,000	Paramount, CA Uni Sch Dist Election 2006 (AGM Insd)	5.250	08/01/30	2,079,760
1,000	Pittsburg, CA Uni Sch Dist Election 2006, Ser B (AGM Insd)	5.500	08/01/31	1,062,460
2,020	Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (NATL Insd)	5.000	02/01/15	2,052,401
1,110	Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (NATL Insd)	5.000	02/01/16	1,122,299
1,000	Pomona, CA Pub Fin Auth Rev Sub Merged Redev Proj	5.125	02/01/33	809,210
1,430	Pomona, CA Pub Fin Auth Rev Swr Proj, Ser BA (AMBAC Insd)	4.500	12/01/46	1,229,800
1,360	Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg (NATL Insd)	6.000	04/01/19	1,496,639
1,055	Poway, CA Redev Agy Tax Alloc Paguay Redev Proj (AMBAC Insd)	5.375	06/15/20	1,063,757

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Poway, CA Uni Sch Dist Election 2008 Impt Dist 07-1-A	*	08/01/26	$737,180
1,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Hsg Set Aside, Ser A (NATL Insd)	5.000%	09/01/34	893,250
3,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (NATL Insd)	5.375	09/01/25	3,005,670
1,000	Rancho Mirage, CA Jt Pwr Fin Auth Ctf Partn Eisenhower Med Rmkt, Ser B (NATL Insd)	4.875	07/01/22	965,050
680	Redding, CA Elec Sys Rev Ctf Partn Reg Ribs (NATL Insd) (d)(e)	11.511	07/01/22	904,352
1,400	Redding, CA Redev Agy Tax Alloc Canby Hilltop Cypress Redev, Ser A (NATL Insd)	5.000	09/01/23	1,386,238
1,800	Riverside, CA Elec Rev Issue, Ser D (AGM Insd) (b)	5.000	10/01/38	1,772,892
1,000	Riverside, CA Wtr Rev, Ser B (AGM Insd)	5.000	10/01/33	1,021,250
6,375	Rohnert Pk, CA Cmnty Dev Commn Tax Alloc Rev Hsg Redev Proj, Ser H (NATL Insd)	4.375	08/01/30	5,329,628
70	Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)	5.000	12/01/33	68,187
1,000	Sacramento Cnty, CA Arpt Sys Rev Sr, Ser A (AGM Insd)	5.000	07/01/32	1,006,880
1,015	Sacramento Cnty, CA Arpt Sys Rev Sr, Ser A (AGM Insd)	5.000	07/01/41	992,944

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Sacramento Cnty, CA San Dist Fin Auth Rev Sacramento Regl Cnty San (NATL Insd)	5.000%	12/01/29	$2,068,640
1,500	San Diego, CA Cmnty College Dist Election 2002 (b)	5.250	08/01/33	1,542,015
2,535	San Diego, CA Pub Fac Fin Auth Rev Pooled Fin Southcrest, Ser B (Radian Insd)	5.250	10/01/27	2,455,173
1,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt, Ser E	6.000	05/01/39	1,059,240
2,000	San Francisco, CA City & Cnty Second, Ser Issue 26B (NATL Insd)	5.000	05/01/22	2,023,700
3,110	San Jose Evergreen CA Cmnty College Dist Election 2004, Ser B (AGM Insd)	*	09/01/31	853,104
1,000	San Leandro, CA Ctf Partn Jt Proj Area Fin (NATL Insd)	5.100	12/01/26	1,020,300
800	Santa Fe Springs, CA Cmnty Dev Commn Tax Alloc (NATL Insd)	5.375	09/01/21	806,080
2,450	Santa Monica, CA Cmnty College Dist Ctf Partn Rfdg, Ser A (AMBAC Insd)	5.250	02/01/23	2,452,548
1,460	Shafter, CA Cmnty Dev Agy Tax Alloc Rev Cmnty Dev Proj Area No 1 Rfdg, Ser A (AGM Insd) (f)	5.000	11/01/36	1,407,674
1,000	South Gate, CA Pub Fin Auth Tax Alloc Rev South Gate Redev Proj No 1 (Syncora Gtd)	5.750	09/01/22	1,030,250

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,365	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	5.375%	12/01/22	$2,293,388
1,250	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	6.100	12/01/37	1,231,788
2,150	Temecula, CA Redev Agy Tax Alloc Rev Temecula Redev Proj No 1 (NATL Insd)	5.125	08/01/27	2,076,212
3,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	2,018,910
2,500	Turlock, CA Pub Fin Auth Tax Alloc Rev (AGM Insd)	5.000	09/01/36	2,296,600
3,555	University CA Regt Med Ctr Pooled Rev, Ser A (BHAC Insd)	4.500	05/15/47	3,255,456
705	University CA Rev, Ser O (b)	5.750	05/15/23	818,427
1,050	University CA Rev, Ser O (b)	5.750	05/15/25	1,209,327
1,475	Val Verde, CA Uni Sch Dist Ctf Partn Ref, Ser A (AGL Insd)	5.125	03/01/36	1,418,404
1,340	Vallejo City, CA Uni Sch Dist Rfdg, Ser A (NATL Insd)	5.900	02/01/20	1,426,778
1,170	Washington, CA Uni Sch Dist Yolo Cnty Ctf Partn New High Sch Proj (AMBAC Insd)	5.125	08/01/37	1,122,451
1,000	Westn Riverside Cnty, CA Wtr & Wastewater Fin Auth Wastern Muni Wtr Dist Impt (AGL Insd)	5.625	09/01/39	1,039,600

				187,199,724

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 0.6%
$1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (g)	5.000%	08/01/39	$1,049,110

Total Investments 103.4% (Cost $191,085,106)				188,248,834

Liability for Floating Rate Note Obligations Related to Securities Held (5.0%) (Cost ($9,080,000)) (9,080) Notes with interest rates ranging from 0.24% to 0.30% at December 31, 2009 and a contractual maturities of collateral ranging from 2023 to 2039 (a)				(9,080,000)

Total Net Investments 98.4% (Cost $182,005,106)				179,168,834

Other Assets in Excess of Liabilities 1.6%				2,850,998

Net Assets 100.0%				$182,019,832

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2009.

(b)	Underlying security related to Inverse Floaters entered into by the Fund.

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Inverse Floating Rate

(e)	Escrowed to Maturity

(f)	Security has been deemed illiquid.

(g)	Variable Rate Coupon
AGL — Assured Guaranty Ltd.

AGM — Assured Guaranty Municipal Corp.

AMBAC — AMBAC Indemnity Corp.

BHAC — Berkshire Hathaway Assurance Corp.

CIFG — CDC IXIS Financial Guaranty

FGIC — Financial Guaranty Insurance Co.

FHA — Federal Housing Administration

NATL — National Public Finance Guarantee Corp.

Radian — Radian Asset Assurance

Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments
Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position

Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States.	$—	$188,248,834	$—	$188,248,834

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 105.1%
	Alabama 0.8%
$1,095	Birmingham, AL Wtrwks & Swr Brd Rev, Ser A (NATL Insd)	5.000%	01/01/21	$1,138,515
3,670	Houston Cnty, AL Hlthcare Auth, Ser A (AMBAC Insd)	5.250	10/01/30	3,297,275
2,300	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A (AGL Insd)	6.250	11/01/33	2,318,906

				6,754,696

	Alaska 2.1%
6,525	Alaska St Intl Arpt Rev Rfdg, Ser B (NATL Insd)	5.000	10/01/24	6,840,353
9,570	Alaska St Intl Arpt Rev Rfdg, Ser D (NATL Insd)	5.000	10/01/24	10,032,518
1,215	Anchorage, AK Wtr Rev Rfdg (AMBAC Insd)	6.000	09/01/19	1,229,835

				18,102,706

	Arizona 2.4%
5,000	Arizona Hlth Fac Auth Rev Banner Hlth, Ser D (BHAC Insd)	5.500	01/01/38	5,176,500
885	Arizona St Univ Ctf Partn Resh Infrastructure Proj (AMBAC Insd)	5.250	09/01/24	920,533
2,800	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist (AMBAC Insd)	5.250	01/01/32	2,789,136
4,500	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev El Paso Elec Co Rfdg, Ser A (FGIC Insd)	4.800	08/01/40	3,905,595

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,900	Pima Cnty, AZ Indl Dev Auth AZ Charter Sch Proj, Ser O	5.000%	07/01/26	$1,468,073
1,750	Pima Cnty, AZ Indl Dev Auth AZ Charter Sch Proj, Ser O	5.250	07/01/31	1,320,725
90	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Elec Pwr Co Rfdg, Ser A (AGM Insd)	7.250	07/15/10	90,507
3,000	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/25	3,307,110
2,000	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,175,920

				21,154,099

	Arkansas 0.5%
4,290	Little Rock, AR Sch Dist Rfdg, Ser B (AGM Insd)	5.500	02/01/25	4,298,408

	California 19.0%
3,780	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	3,361,138
2,205	Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC Insd)	5.000	10/01/30	2,138,365
3,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	3,146,040
2,000	California Hsg Fin Agy Rev Home Mtg, Ser E (FGIC Insd) (AMT)	5.000	02/01/24	1,856,440
10,935	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	9,925,044

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,500	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300%	08/01/23	$3,420,375
4,000	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	3,833,040
9,585	California St Dept Vet Affairs Home Pur Rev, Ser A (AMT) (a)	4.950	12/01/37	8,183,481
4,250	California St Dept Vet Affairs Home Pur Rev, Ser B (AMT)	5.150	12/01/27	3,942,683
2,320	California Stwide Cmnty Dev Auth Rev Mtg Ridgecrest Rgl, Ser A (NATL Insd)	5.000	02/01/37	2,172,982
2,980	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm, Ser C (AGM Insd)	5.000	10/01/29	3,012,393
2,715	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm, Ser C (AGM Insd)	5.250	10/01/34	2,728,521
1,095	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (AGM Insd)	5.000	10/01/29	1,106,903
3,920	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (AGM Insd)	5.250	10/01/24	4,084,522
4,615	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev, Ser D (AGM Insd)	5.000	10/01/26	4,737,482
7,430	Capistrano, CA Uni Sch Dist (NATL Insd)	5.000	09/01/25	7,050,178

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.250%	09/01/28	$1,908,280
425	Earlimart, CA Elem Sch Dist, Ser 1 (AMBAC Insd)	6.700	08/01/21	502,499
855	Golden St Tob Sec Corp CA Tob Settlement Rev, Ser A-1	4.500	06/01/27	772,381
4,575	Golden St Tob Sec Corp CA Tob Settlement Rev, Ser A-1	5.750	06/01/47	3,415,146
265	Golden West Sch Fin Auth CA Rev Rfdg, Ser A (NATL Insd)	5.750	08/01/19	304,178
7,000	Hawthorne, CA Cmnty Redev Agy Tax Alloc Proj Area No 2 (Syncora Gtd)	5.250	09/01/36	6,374,340
3,360	Loma Linda, CA Redev Agy Tax Alloc, Ser A (Syncora Gtd)	5.250	07/01/30	3,237,494
2,610	Los Angeles, CA Univ Sch Dist Election 2004, Ser H (AGM Insd)	5.000	07/01/32	2,639,284
10,000	Merced, CA Irr Dist Rev Ctf Partn Elec Sys Proj (Syncora Gtd)	5.250	09/01/36	8,403,200
2,000	Metropolitan Wtr Dist Southn CA Wtrwks Rev, Ser A (AGM Insd)	5.000	07/01/35	2,057,560
1,000	Paramount, CA Uni Sch Dist Election 2006 (AGM Insd)	5.250	08/01/30	1,039,880
2,420	Pittsburg, CA Uni Sch Dist Election 2006, Ser B (AGM Insd)	5.500	08/01/31	2,571,153

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	Port Oakland, CA Rfdg Inter Lien, Ser A (NATL Insd) (AMT)	5.000%	11/01/29	$3,678,520
10,000	Poway, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 6-4S Ranch (AMBAC Insd)	5.000	09/01/35	8,840,800
6,335	Riverside, CA Elec Rev Issue D (AGM Insd) (a)	5.000	10/01/38	6,239,595
7,500	San Diego, CA Cmnty College Election 2002 (a)	5.250	08/01/33	7,710,075
2,390	San Francisco, CA City & Cnty Arpts Commn Intl Arpt, Ser 23-A (AGM Insd) (AMT)	5.000	05/01/30	2,359,790
5,140	San Marcos, CA Pub Fac Auth Rev Tax Increment Pass-Thru Rfdg, Ser A (AMBAC Insd)	5.000	10/01/31	4,736,304
2,785	Santa Monica, CA Cmnty College Rfdg, Ser A (AMBAC Insd)	5.000	02/01/27	2,617,204
5,380	South Orange Cnty, CA Pub Fin Auth Spl Tax Rev Ladera Ranch, Ser A (AMBAC Insd)	5.000	08/15/27	5,119,339
2,000	South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1 Rfdg, Ser A (AMBAC Insd)	5.000	10/01/35	1,767,800
9,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	6,056,730
4,010	University CA Regt, Ser A (BHAC Insd)	4.500	05/15/47	3,672,117
3,275	University CA Rev, Ser O (a)	5.750	05/15/23	3,801,915
4,815	University CA Rev, Ser O (a)	5.750	05/15/25	5,545,628
700	Vallejo City, CA Uni Sch Rfdg, Ser A (NATL Insd)	5.900	08/01/25	736,526

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	Vernon, CA Elec Sys Rev, Ser A	5.125%	08/01/21	$3,054,000
4,440	Washington, CA Uni Sch Dist Yolo Cnty Partn New High Sch Proj (AMBAC Insd)	5.000	08/01/30	4,361,412

				168,222,737

	Colorado 2.9%
2,965	Arkansas River Pwr Auth CO Pwr Rev Impt (Syncora Gtd)	5.000	10/01/43	2,511,889
3,745	Colorado Ed & Cultural Fac Auth Rev Charter Sch Aurora Academy Sch Proj Rfdg, Ser A (Syncora Gtd)	5.250	02/15/34	3,601,192
2,500	Colorado Ed & Cultural Fac Auth Rev Charter Sch Bromley Sch Proj Rfdg (Syncora Gtd)	5.250	09/15/32	2,460,700
1,070	Colorado Ed & Cultural Fac Auth Rev Rfdg Charter Sch Challenge Proj Rfdg (CIFG Insd)	5.000	06/01/37	1,044,983
1,000	Colorado Hlth Fac Auth Rev Hosp Vly View Assn Proj	5.125	05/15/37	892,840
1,600	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (AGM Insd)	5.200	03/01/31	1,619,488
3,375	Colorado Springs, CO Hosp Rev Conv (AGM Insd)	5.250	12/15/20	3,598,762
3,530	Colorado Springs, CO Hosp Rev Conv (AGM Insd)	5.250	12/15/21	3,758,391
2,000	Compark Business Campus Met Dist Co Rfdg & Impt, Ser A (Radian Insd)	5.600	12/01/34	1,519,560

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$5,680	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000%	12/01/35	$4,624,770

				25,632,575

	District of Columbia 1.1%
6,430	District Columbia Income Tax Rev, Ser A (a)	5.000	12/01/23	7,088,689
2,570	District Columbia Income Tax Rev, Ser B (a)	5.000	12/01/24	2,819,855

				9,908,544

	Florida 8.5%
115	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	118,236
2,115	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	5.800	07/01/28	2,223,394
1,270	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	6.000	07/01/39	1,329,233
1,000	Florida Intergovnmtl Fin, Ser C1 (AMBAC Insd)	5.125	02/01/31	1,004,290
575	Florida Muni Ln Council Rev, Ser B (NATL Insd)	5.750	11/01/14	595,010
1,185	Florida St Brd Ed Cap Outlay Pub Ed, Ser C (NATL Insd)	5.000	06/01/23	1,216,675
2,750	Florida St Brd Ed Lottery Rev, Ser B (NATL Insd)	5.250	07/01/13	2,758,993
750	Florida St Brd of Regt Hsg Rev (NATL Insd)	5.750	07/01/14	773,573
1,340	Gulf Breeze, FL Rev Loc Govt (FGIC Insd)	5.150	12/01/20	1,323,558
500	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.650	12/01/20	505,020

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,500	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT)	5.375%	10/01/33	$2,537,250
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Rfdg (AMBAC Insd) (b)	5.000	12/01/34	832,560
1,000	Key West, FL Util Brd Elec Rev Cap Apprec, Ser D (AMBAC Insd) (c)	*	10/01/13	920,680
16,100	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.000	10/01/38	15,458,737
4,000	Miami-Dade Cnty, FL Ed Fac Auth Rev Univ Miami, Ser A (BHAC Insd)	5.500	04/01/38	4,153,720
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd)	5.250	05/01/26	5,289,950
1,000	Orlando, FL Cmnty Redev Agy Tax Rep Drive Unvl Blvd Rfdg (AMBAC Insd)	5.125	04/01/20	979,640
2,200	Palm Beach Cnty, FL Hlth Fac Auth Rev Waterford Proj	5.250	11/15/17	2,163,722
750	Polk Cnty, FL Sch Brd Ctf Partn Master Lease, Ser A (AGM Insd)	5.500	01/01/16	790,380
810	Port Saint Lucie, FL Spl Assmt Rev Util Svc Area No 3 & 4A (NATL Insd)	5.000	10/01/18	810,194
1,500	Port Saint Lucie, FL Util Rev Rfdg Sys (AGL Insd)	5.000	09/01/35	1,532,385

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350%	03/15/42	$3,192,540
5,000	Saint Johns Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Retirement, Ser A	5.625	08/01/34	4,427,300
535	Saint Johns Cnty, FL Indl Dev Auth Professional Golf Proj Rfdg (NATL Insd)	5.250	09/01/12	563,200
1,000	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (AGM Insd)	5.000	07/01/21	1,036,770
2,125	Santa Rosa Bay Brdg Auth FL Rev Cap Apprec (NATL Insd)	*	07/01/18	1,028,670
500	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.250	10/01/27	450,750
500	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.750	10/01/22	484,590
4,000	Sunrise, FL Util Sys Rev Rfdg (AMBAC Insd)	5.200	10/01/22	4,297,680
6,255	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Regl Med Rfdg, Ser A (NATL Insd)	6.625	12/01/13	6,271,075
1,000	Village Ctr Cmnty Dev Dist FL, Ser A (NATL Insd)	5.200	11/01/25	899,030
3,735	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250	10/15/19	3,742,283
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250	10/15/22	999,360

				74,710,448

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia 5.3%
$1,370	Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250%	12/01/21	$1,452,912
1,000	Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250	12/01/22	1,050,940
4,390	Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000	07/01/25	4,556,513
11,355	Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000	07/01/36	11,403,713
14,530	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd)	6.400	01/01/13	15,681,502
160	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd) (Prerefunded @ 1/01/11)	6.400	01/01/13	169,646
9,445	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (NATL Insd)	6.500	01/01/17	10,998,325
145	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (NATL Insd) (Prerefunded @ 1/01/14)	6.500	01/01/17	174,328
860	Georgia Muni Elec Auth Pwr Rev, Ser Y (AMBAC Insd) (c)	6.400	01/01/13	944,744
410	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd)	6.500	01/01/17	484,682

				46,917,305

	Hawaii 0.5%
4,120	Honolulu, HI City & Cnty, Ser A (a)	5.250	04/01/29	4,516,303

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho 0.7%
$1,000	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser A (AMT)	5.625%	07/01/28	$1,038,330
1,290	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser B (AMT)	5.375	07/01/28	1,320,573
3,735	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class III, Ser A (AMT)	5.700	07/01/28	3,872,224

				6,231,127

	Illinois 13.6%
3,755	Bourbonnais, IL Indl Proj Rev Olivet Nazarene Univ Proj (Radian Insd)	5.125	11/01/37	2,997,053
1,500	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (NATL Insd)	*	12/01/19	961,995
1,020	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (NATL Insd)	*	12/01/25	453,349
2,845	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser B-1 (NATL Insd)	*	12/01/19	1,824,584
5,925	Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000	01/01/21	6,180,190
6,220	Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000	01/01/22	6,476,451
6,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250	01/01/24	6,331,080

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,855	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250%	01/01/26	$4,036,493
9,170	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lein, Ser A-2 (AGM Insd) (a)	5.750	01/01/20	9,582,008
1,000	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser A (AGL Insd)	5.000	01/01/29	1,019,480
5,000	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.000	01/01/34	5,037,800
2,840	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/21	2,974,304
3,120	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/23	3,247,639
1,430	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/24	1,484,755
615	Chicago, IL Pk Dist, Ser C (NATL Insd)	5.500	01/01/19	647,730
145	Chicago, IL Proj Rfdg, Ser A (AMBAC Insd)	5.625	01/01/39	149,966
3,230	Chicago, IL Proj Rfdg, Ser A (NATL Insd)	5.375	01/01/34	3,231,486
50	Chicago, IL Proj Rfdg, Ser A (NATL Insd) (Prerefunded @ 1/01/11)	5.500	01/01/38	53,116
4,200	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/24	4,550,448
4,400	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	4,742,188

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$345	Cook Cnty, IL Sch Dist No 100 Berwyn South Cap Apprec (AGM Insd)	8.100%	12/01/16	$453,547
290	Cook Cnty, IL Sch Dist No 100 Berwyn South Cap Apprec (AGM Insd)	8.200	12/01/14	370,594
2,605	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/17	1,868,045
2,995	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/18	2,007,549
4,210	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/19	2,648,174
4,050	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/20	2,396,952
3,000	Du Page Cnty, IL Cmnty High Sch (AGM Insd)	5.600	01/01/22	3,251,430
540	Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500	05/01/20	564,592
340	Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500	05/01/21	355,157
3,000	Huntley, IL Spl Svc Area No 10 Spl Tax Rfdg (AGL Insd)	5.100	03/01/29	3,062,940
2,000	Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch 205 (AGM Insd)	6.650	02/01/11	2,124,180
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.400	04/01/27	925,850

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$12,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500%	05/15/24	$12,539,160
1,500	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007A	5.500	08/01/37	1,361,985
2,000	Illinois Med Dist (NATL Insd)	5.250	06/01/32	2,003,940
1,200	Lake Cnty, IL Cmnty Cons Sch Dist No 50 Woodland Cap Apprec, Ser B (NATL Insd)	*	12/01/14	1,037,220
6,790	Lake Cnty, IL Cmnty Unit Sch Dist No 60 Waukegan Cap Apprec, Ser A (AGM Insd)	*	12/01/17	5,077,494
3,000	McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (NATL Insd)	*	01/01/17	2,194,020
4,000	McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (NATL Insd)	*	01/01/18	2,732,640
1,330	McHenry Cnty, IL Cmnty High Sch Dist No 154 Cap Apprec (NATL Insd)	*	01/01/16	1,083,232
6,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250	06/15/42	6,062,040

				120,102,856

	Indiana 0.3%
2,000	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis, Ser E (AGM Insd)	5.250	05/15/41	2,005,200

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$500	Plainfield, IN Cmnty High Sch Bldg Corp First Mtg (NATL Insd)	5.000%	01/15/30	$511,755

				2,516,955

	Iowa 0.7%
1,500	Iowa Fin Auth Hlth Fac Rev, Ser A (AGL Insd)	5.250	08/15/29	1,545,615
4,650	Iowa St Spl Oblig IJobs Pgm, Ser A (a)	5.000	06/01/27	5,011,770

				6,557,385

	Kansas 0.2%
2,000	Wyandotte Cnty, Kansas City, KA Univ Govt Util Sys Rev, Ser A (BHAC Insd)	5.000	09/01/29	2,122,140

	Kentucky 1.3%
4,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev, Ser A-1 (AGL Insd)	6.000	12/01/38	4,320,360
3,000	Kentucky St Ppty & Bldgs Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/28	3,252,240
4,000	Paducah, KY Elec Plt Brd Rev, Ser A (AGL Insd)	5.250	10/01/35	4,148,000

				11,720,600

	Louisiana 2.2%
1,955	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.375	12/01/12	1,957,893

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$5,530	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500%	12/01/18	$5,505,281
7,500	Lafayette, LA Util Rev (NATL Insd)	5.250	11/01/24	7,901,175
2,500	Louisiana St Gas & Fuels Tax Rev, Ser A (AGL Insd)	5.000	05/01/28	2,611,475
1,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-1 (AGL Insd)	6.000	01/01/23	1,132,950

				19,108,774

	Massachusetts 1.3%
2,350	Massachusetts Muni Whsl Elec Co Nuclear Mix, Ser 1-A (NATL Insd)	5.250	07/01/13	2,497,721
175	Massachusetts Muni Whsl Elec Co Proj No. 6-A, Ser A (NATL Insd)	5.250	07/01/16	181,845
2,000	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser B-2 (NATL Insd)	5.375	02/01/27	2,011,500
1,745	Massachusetts St Hsg Fin Agy Hsg, Ser C (AMT)	5.100	12/01/27	1,752,416
5,000	Massachusetts St Wtr Pollutn Abatement Tr Pool Pgm, Ser 12 (a)	4.375	08/01/31	5,106,000

				11,549,482

	Michigan 1.0%
5,750	Detroit, MI Swr Disp Rev Sr Lien, Ser B (AGM Insd)	7.500	07/01/33	6,836,175

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$3,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000%	06/01/48	$2,309,280

				9,145,455

	Minnesota 0.8%
4,000	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser B (AGL Insd)	6.500	11/15/38	4,467,960
3,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	2,696,340

				7,164,300

	Mississippi 0.1%
1,000	Harrison Cnty, MS Wastewtr Mgmt & Solid Wastewtr Treatment Fac Rfdg, Ser A (FGIC Insd) (c)	8.500	02/01/13	1,225,470

	Missouri 0.6%
2,000	Bi-state Dev Agy MO IL Metro Dist Mass Trans Sales Tax Metrolink Cross Cnty Extn (AGL Insd)	5.000	10/01/39	2,016,740
220	Mehlville, MO Sch Dist No R-9 Ctf Partn, Ser A (AGM Insd)	5.500	03/01/16	231,238
230	Mehlville, MO Sch Dist No R-9 Ctf Partn, Ser A (AGM Insd)	5.500	03/01/17	241,748
2,915	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	2,564,530

				5,054,256

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nebraska 2.6%
$3,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375%	04/01/39	$3,191,940
15,570	Nebraska Pub Pwr Dist Rev Gen, Ser B (BHAC Insd)	5.000	01/01/37	15,931,535
3,620	Saunders Cnty, NE (AGM Insd)	5.000	11/01/35	3,632,489

				22,755,964

	Nevada 1.2%
3,045	Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (NATL Insd) (AMT)	5.500	07/01/20	3,108,762
3,000	Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (NATL Insd) (AMT)	5.500	07/01/21	3,055,560
3,500	Nevada St Muni Bd Bk Proj, Ser F (AGM Insd)	5.000	12/01/23	3,694,985
935	Reno, NV Cap Impt Rev (NATL Insd)	5.125	06/01/26	899,321

				10,758,628

	New Hampshire 0.5%
4,500	Manchester, NH Gen Arpt Rev Rfdg Gen, Ser A (AGM Insd)	5.125	01/01/30	4,527,405

	New Jersey 1.3%
1,000	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser Z (AGL Insd)	5.500	12/15/34	1,076,530
985	New Jersey St Hsg & Mtg Fin Agy Rev, Ser AA	6.375	10/01/28	1,088,543
6,430	Tobacco Settlement Fin Corp NJ, Ser A-1	4.750	06/01/34	4,489,940

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$7,640	Tobacco Settlement Fin Corp NJ, Ser A-1	5.000%	06/01/41	$5,290,242

				11,945,255

	New Mexico 0.3%
2,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	2,207,560

	New York 2.3%
5,000	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A (BHAC Insd)	5.500	05/01/33	5,451,350
5,470	New York City Hlth & Hosp Hlth Sys, Ser A (AGM Insd)	5.000	02/15/21	5,613,752
5,000	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/27	4,582,100
1,000	New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot (AGL Insd)	6.375	01/01/39	1,114,010
3,105	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/21	3,162,908

				19,924,120

	North Carolina 1.1%
6,000	Johnston, NC Mem Hosp Auth (AGM Insd)	5.250	10/01/24	6,328,020
1,100	North Carolina Med Care Commn Hlthcare Fac Rev Wake Med, Ser A (AGL Insd)	5.625	10/01/38	1,131,460

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$2,000	North Carolina Tpk Auth Triangle Expwy Sys Rev, Ser A (AGL Insd)	5.125%	01/01/24	$2,135,920

				9,595,400

	North Dakota 1.2%
4,610	Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly Station Rfdg (AMBAC Insd)	7.200	06/30/13	5,060,074
5,000	Oliver Cnty, ND Pollutn Ctl Rev Square Butte Elec Coop Rfdg, Ser A (AMBAC Insd)	5.300	01/01/27	5,022,700
675	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group	5.125	07/01/25	611,510

				10,694,284

	Ohio 1.2%
1,750	Lorain Cnty, OH Hosp Rev Catholic Rfdg, Ser C-1 (AGM Insd)	5.000	04/01/24	1,809,028
2,825	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	2,985,601
2,845	Ohio Hsg Fin Agy Multifamily Hsg Mtg Covenant, Ser C (GNMA Collateralized) (AMT)	6.100	09/20/49	3,011,034
3,000	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C (AGL Insd)	5.625	06/01/18	3,159,180

				10,964,843

	Oklahoma 1.9%
1,000	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	993,910

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$2,395	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000%	06/01/21	$2,685,657
2,395	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/22	2,669,659
4,075	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/23	4,516,241
4,320	McAlester, OK Pub Wks Auth Util Cap Apprec, Ser A (AGM Insd)	*	02/01/30	1,403,741
2,000	Oklahoma Colleges Brd Regt Stad Univ Cent OK, Ser B (AMBAC Insd)	5.500	06/01/24	2,053,440
2,000	Tulsa, OK Cmnty College Rev (AMBAC Insd)	5.500	07/01/22	2,062,440

				16,385,088

	Pennsylvania 2.4%
5,000	Allegheny Cnty, PA Hosp Dev Auth Rev Insd Hlth Sys, Ser A (NATL Insd) (Prerefunded @ 11/15/10)	6.500	11/15/30	5,370,950
4,875	Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy Hlth Sys Inc (AMBAC Insd) (c)	5.625	08/15/26	5,043,139
250	Harrisburg, PA Auth Res Gtd Sub, Ser D-2 (AGM Insd) (b)	5.000	12/01/33	258,567
3,000	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.350	07/01/26	3,000,000
3,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 102-A (AMT)	5.250	10/01/23	3,101,970

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$4,000	Pennsylvania St Tpk Commn Tpk Rev, Ser A (AGL Insd)	5.000%	06/01/24	$4,269,080

				21,043,706

	South Carolina 2.3%
5,170	Easley, SC Util Rev Impt & Rfdg (AGM Insd) (Prerefunded @ 12/01/15)	5.000	12/01/34	5,920,425
3,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	3,106,080
6,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	6,758,570
4,465	Spartanburg Cnty, SC Regl Hlth Svc Dist Rfdg, Ser D (AGL Insd)	5.250	04/15/22	4,727,185

				20,512,260

	South Dakota 1.4%
3,000	South Dakota St Hlth & Ed Fac Auth Vocational Ed Prog (AGL Insd)	5.500	08/01/38	3,141,870
4,015	South Dakota St Lease Rev Tr Ctf, Ser A (AGM Insd)	6.625	09/01/12	4,342,825
4,000	South Dakota St Lease Rev Tr Ctf, Ser A (AGM Insd)	6.700	09/01/17	4,808,920

				12,293,615

	Texas 8.6%
620	Alamo, TX Cmnty College Dist Combined Fee Rfdg (AGM Insd)	5.000	11/01/22	647,813

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$5,000	Brazos Riv Auth TX Rev Houston Ind Inc Proj, Ser C (AMBAC Insd) (b)	5.125%	05/01/19	$4,942,000
4,000	Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (AGM Insd) (AMT)	5.375	11/01/21	4,170,560
6,110	Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (AGM Insd) (AMT)	5.500	11/01/19	6,479,349
4,000	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.250	08/15/34	4,112,360
22,500	Houston, TX Util Sys Rev First Lien Rfdg, Ser A (BHAC Insd)	5.250	05/15/23	23,791,725
750	Laredo, TX Cmnty College Dist Unrefunded Balance Bldg & Rfdg (AMBAC Insd)	5.300	08/01/26	753,855
3,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	3,233,640
2,500	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	5.625	01/01/33	2,563,875
2,750	Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (AGM Insd)	5.000	07/15/25	2,869,405
2,000	Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (AGM Insd)	5.000	03/01/27	2,075,300
4,250	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.500	07/01/37	4,691,320
1,750	Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev, Ser B (FGIC Insd) (c)	5.000	09/01/15	1,982,628

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,850	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875%	12/31/39	$1,918,469
10,000	Texas St Tpk Auth Cent TX Tpk First Tier, Ser A (AMBAC Insd)	5.500	08/15/39	10,006,600
2,000	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (b)	5.000	08/15/42	2,049,520

				76,288,419

	Utah 0.1%
425	Provo, UT Elec Rev 1984 Rfdg, Ser A (AMBAC Insd) (c)	10.375	09/15/15	542,857
665	Utah Hsg Corp Single Family Mtg Rev, Class III, Ser C-1 (AMT)	5.700	07/01/28	689,432

				1,232,289

	Washington 9.7%
4,115	Chelan Cnty, WA Sch Dist No 246 (AGM Insd)	5.000	12/01/21	4,422,555
11,340	Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A (AGM Insd)	5.500	07/01/17	12,166,346
4,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/17	4,827,915
14,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/18	15,539,505

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$5,000	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (AGM Insd)	6.000%	07/01/16	$5,537,050
1,365	Energy Northwest WA Wind Proj (AMBAC Insd)	5.000	07/01/23	1,389,038
1,305	Fife, WA Wtr & Swr Rev (NATL Insd)	5.125	04/01/24	1,305,783
1,025	King Cnty, WA Hsg Auth Cap Pgm Rev Egis Hsg Pgm (AGM Insd) (AMT)	5.300	06/01/23	1,060,496
3,575	King Cnty, WA Pub Hosp Dist No 001, Ser A (AGL Insd)	5.250	12/01/28	3,841,337
4,140	Lynnwood, WA Pub Fac Dist Rev Convention Ctr (AMBAC Insd)	5.000	12/01/34	4,133,955
145	Snohomish Cnty, WA Pub Util 1 (AGM Insd)	5.000	12/01/24	149,401
2,565	Snohomish Cnty, WA Pub Util 1 (AGM Insd)	5.500	12/01/23	2,776,869
3,000	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.250	09/01/33	3,039,000
2,000	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.750	12/01/25	2,103,440
2,420	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.750	12/01/26	2,538,048
2,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser B (AGL Insd)	6.000	08/15/39	2,120,420
5,000	Washington St Hlthcare Fac Auth Rev Providence Hlth, Ser D (AGM Insd)	5.250	10/01/33	5,131,200

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$12,500	Washington St Motor Vehicle Fuel, Ser 2010-B (a)	5.000%	08/01/30	$13,460,750

				85,543,108

	West Virginia 0.2%
1,530	West Virginia Econ Dev Auth Lease Rev Correctional Juvenile & Pub, Ser A (NATL Insd)	5.500	06/01/19	1,599,814

	Wisconsin 0.1%
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlth (AGM Insd)	5.000	08/01/31	1,006,010

	Wyoming 0.5%
4,500	Wyoming Cmnty Dev Auth Hsg Rev, Ser 1 (AMT)	5.300	12/01/23	4,673,025

	Puerto Rico 0.3%
2,700	Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Hosp Aux (NATL Insd)	6.250	07/01/16	2,704,752

Total Long-Term Investments 105.1% (Cost $922,362,555)				929,372,166

Total Short-Term Investments 0.6% (Cost $5,450,000)				5,450,000

Total Investments 105.7% (Cost $927,812,555)				934,822,166

Liability for Floating Rate Note Obligations Related to Securities Held (7.1%) (Cost ($63,240,000)) (63,240) Notes with interest rates ranging from 0.21% to 0.35% at December 31, 2009 and contractual maturities of collateral ranging from 2020 to 2038 (e)				(63,240,000)

Total Net Investments 98.6% (Cost $864,572,555)				871,582,166

Other Assets in Excess of Liabilities 1.4%				12,567,642

Net Assets 100.0%				$884,149,808

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Fund.

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2009.

ACA — American Capital Access

AGL — Assured Guaranty Ltd.

AGM — Assured Guaranty Municipal Corp.

AMBAC — AMBAC Indemnity Corp.

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corp.

CIFG — CDC IXIS Financial Guaranty

Connie Lee — Connie Lee Insurance Co.

FGIC — Financial Guaranty Insurance Co.

GNMA — Government National Mortgage Association

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

NATL	—	National Public Finance Guarantee Corp.

Radian	—	Radian Asset Assurance
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements The Fund adopted FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$934,822,166	$—	$934,822,166

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 97.3%
	Alabama 0.8%
$1,260	Dothan Houston Cnty, AL Arpt Auth (NATL Insd) (AMT)	5.400%	12/01/15	$1,301,139
1,000	Healthcare Auth for Baptist Hlth AL, Ser A (a)	6.125	11/15/36	1,057,780

				2,358,919

	Alaska 1.0%
250	Alaska Muni Bd Bk, Ser 1	5.000	09/01/22	264,147
400	Alaska Muni Bd Bk, Ser 1	5.250	09/01/24	425,740
1,000	Matanuska-Susitna Boro, AK Lease Rev Goose Creek Correctional Ctr (AGL Insd)	5.000	09/01/19	1,121,460
1,000	Matanuska-Susitna Boro, AK Lease Rev Goose Creek Correctional Ctr (AGL Insd)	5.500	09/01/23	1,132,940

				2,944,287

	Arizona 3.3%
500	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser A	5.000	07/01/14	533,765
1,500	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (a)	5.000	07/01/38	1,613,625
1,000	Maricopa Cnty, AZ Pollutn Rfdg AZ Pub Svc Co, Ser A (a)	6.000	05/01/29	1,045,730
1,000	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (a)	5.500	06/01/34	1,045,190
1,000	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (a)	5.750	06/01/34	1,033,930
1,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (AMT)	5.000	07/01/13	1,085,590

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$500	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	6.125%	01/01/20	$499,445
70	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (AGM Insd)	7.250	07/15/10	70,395
500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.375	12/01/18	491,485
500	Pinal Cnty, AZ Elec Dist No. 4 Sys Rev	5.250	12/01/18	501,740
1,000	Salt River Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/22	1,118,640
1,000	University Med Ctr Corp AZ Hosp Rev	5.250	07/01/17	1,047,300

				10,086,835

	Arkansas 0.3%
950	University of AR Rev UALR Cap Impt, Ser B (AGM Insd)	4.500	12/01/19	992,893

	California 11.8%
1,000	Adelanto, CA Pub Util Auth Rev Rfdg Util Sys Proj, Ser A	5.375	07/01/19	988,300
2,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/21	1,187,020
500	California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser C	5.000	03/01/14	531,355
500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser F (a)	5.000	07/01/27	530,330
2,000	California Muni Fin Auth Ctf Partn Cmnty Hosp Cent CA	5.000	02/01/21	1,912,940

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$875	California Muni Fin Auth Ed Fac Rev High Tech High Chula Vista, Ser B (b)	5.500%	07/01/18	$809,392
1,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev USA Waste Svc Inc Rfdg, Ser A (AMT) (a)	4.500	06/01/18	1,006,390
1,500	California St Dept Wtr Res Pwr, Ser A (AMBAC Insd) (Prerefunded @ 5/01/12)	5.375	05/01/18	1,678,695
2,000	California St Dept Wtr Res Pwr Supply Rev, Ser F-5	5.000	05/01/22	2,134,600
2,000	California Statewide Cmnty Dev Auth Rev Mtg Methodist Hosp Proj (FHA Gtd)	6.250	08/01/24	2,207,640
1,275	California Statewide Cmnty Dev Auth Rev Sr Living-Southn CA Presbyterian Homes	5.250	11/15/14	1,320,747
600	California Statewide Cmnty Dev Auth Rev Sr Living-Southn CA Presbyterian Homes	6.250	11/15/19	635,286
1,000	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	5.700	09/01/22	919,100
1,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A2	5.000	09/01/23	974,810
1,000	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	903,370
1,500	Los Angeles, CA Uni Sch Dist, Ser F	5.000	07/01/19	1,644,930

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$200	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (b)	5.500%	03/01/18	$188,184
495	Palm Springs, CA Arpt Rfdg Sub Palm Springs Intl Arpt (AMT)	5.300	07/01/13	486,956
565	Perris, CA Pub Fin Auth Rev Tax Alloc	4.750	10/01/13	556,864
1,500	Port Oakland, CA, Ser L (NATL Insd) (AMT)	5.000	11/01/21	1,473,375
3,000	Poway, CA Uni Sch Dist Election 2008 Impt Dist 07-1-A	*	08/01/21	1,567,200
330	Quechan Indian Tribe Ft Yuma Indian Res CA Govt Proj	6.625	12/01/17	295,657
1,500	Richmond, CA Jt Pwr Fin Auth Rev Lease Point Potrero, Ser A	6.250	07/01/24	1,576,500
2,000	Sacramento Cnty, CA Arpt Sys Sub-Pfc/Gnt, Ser D	5.375	07/01/26	2,102,280
1,085	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.000	08/01/20	1,159,095
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.250	08/01/22	1,075,280
750	Twin Rivers Uni Sch Dist CA Bd Antic Nts	*	04/01/14	639,788
795	University CA Rev, Ser O (c)	5.750	05/15/23	922,908
1,185	University CA Rev, Ser O (c)	5.750	05/15/25	1,364,812
1,500	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	1,527,000
1,000	Vernon, CA Elec Sys Rev, Ser A	5.500	08/01/15	1,103,590

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	West Contra Costa, CA Uni Sch Dist Election of 2005, Ser B	6.000%	08/01/23	$1,128,310

				36,552,704

	Colorado 2.3%
500	Colorado Hlth Fac Auth Rev Christian Living Cmnty Proj, Ser A	5.250	01/01/15	509,230
1,560	Colorado Springs, CO Util Rev Sys Sub Lien Impt, Ser A	5.000	11/15/19	1,693,302
1,000	Denver, CO City & Cnty Arpt Rev Rfdg, Ser D (AGM Insd) (AMT)	5.500	11/15/12	1,064,070
2,000	Denver, CO City & Cnty Just Sys (c)	5.000	08/01/24	2,205,580
500	Denver, CO City & Cnty Just Sys (c)	5.000	08/01/25	549,305
1,000	University of CO Enterprise Sys Rev, Ser A	5.500	06/01/25	1,126,400

				7,147,887

	Connecticut 0.3%
1,000	Hamden, CT Fac Rev EFPRBS Whitney Ctr Proj, Ser B	6.125	01/01/14	986,290

	Delaware 0.2%
500	New Castle Cnty, DE Rev Newark Charter Sch Inc Proj	5.000	09/01/22	458,115

	Florida 5.1%
1,000	Brevard Cnty, FL Sch Brd Ctf Rfdg, Ser B (NATL Insd)	5.000	07/01/20	1,030,740
1,000	Broward Cnty, FL Arpt Sys Rev Rfdg, Ser E (NATL Insd) (AMT)	5.375	10/01/13	1,007,040

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$500	Halifax, FL Hosp Med Ctr Hosp Rfdg & Impt, Ser A	5.250%	06/01/19	$516,740
3,000	Highlands Cnty, FL Hlth Fac Auth Rev Adventist Hlth, Ser A (a)	6.500	11/15/38	3,433,800
1,650	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (a)	5.000	12/01/34	1,717,155
2,000	Lakeland, FL Energy Sys Rev Rfdg (d)(e)(f)	1.420	10/01/14	2,017,000
250	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B	5.200	05/01/15	82,458
250	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $250,000) (g)	6.900	05/01/17	219,350
1,500	Miami Dade Cnty, FL Indl Dev Auth Solid Waste Disp Rev Mgmt Inc of FL Proj (a)	2.750	10/01/18	1,502,970
500	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	432,440
1,500	Orange Cnty, FL Sch Brd Ctf, Ser A (AMBAC Insd)	5.250	08/01/14	1,614,105
1,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (a)	5.350	03/15/42	1,064,180
750	Seminole Tribe FL Spl Oblig Rev, Ser A (b)	5.750	10/01/22	726,885
670	Tolomato Cmnty Dev Dist FL Spl Assmt	6.450	05/01/23	561,567

				15,926,430

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia 1.8%
$1,000	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750%	01/01/20	$993,910
1,200	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.400	01/01/20	1,172,844
1,500	Atlanta, GA Wtr & Wastewtr Rev, Ser A	5.250	11/01/17	1,600,515
1,000	Fulton Cnty, GA Dev Auth Rev Robert Woodruff Rfdg, Ser B	5.250	03/15/24	1,067,610
600	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	613,602

				5,448,481

	Hawaii 1.4%
250	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.875	11/15/23	269,755
2,000	Hawaii St Dept Budget & Fin Spl Purp Rev, Ser C-2	6.400	11/15/14	2,021,540
1,875	Hawaii St, Ser DK (c)	5.000	05/01/23	2,063,588

				4,354,883

	Idaho 0.5%
500	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	561,335
935	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.000	07/01/17	970,483

				1,531,818

	Illinois 4.5%
1,000	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	779,710
1,000	Chicago, IL Increment Alloc Rev Rfdg NT Roosevelt Square ABLA, Ser A (h)	7.130	03/15/22	1,000,510

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$500	Hodgkins, IL Tax Increment Rev Sr Lien Rfdg	5.000%	01/01/14	$522,450
1,140	Huntley, IL Spl Svc Area No 7 Spl Tax Rfdg (AGL Insd)	4.600	03/01/17	1,217,566
1,000	Illinois Dev Fin Auth Pollutn Ctl Rev Amerencips Rfdg, Ser A (a)	5.500	03/01/14	1,000,030
1,000	Illinois Fin Auth Rev Advocate Hlthcare Network, Ser D	6.125	11/01/23	1,105,020
1,000	Illinois Fin Auth Rev Art Inst Chicago, Ser A	5.250	03/01/19	1,091,950
750	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.000	08/15/22	692,467
1,635	Illinois Fin Auth Rev Ill Inst Technology	6.250	02/01/19	1,719,039
500	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	5.250	05/15/14	494,310
1,000	Illinois Fin Auth Rev Silver Cross Hosp & Med Rfdg	6.000	08/15/23	1,007,270
1,500	Illinois Hlth Fac Auth Rev Sherman Hlth Sys (AMBAC Insd)	5.250	08/01/17	1,485,165
300	Lincolnshire, IL Spl Svc Area Sedgebrook Proj	5.000	03/01/11	296,445
786	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250	03/01/15	699,241
740	Round Lake Beach, IL Tax Increment Rev	4.650	12/15/13	740,622

				13,851,795

	Indiana 3.2%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500	01/01/18	1,077,070

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$1,000	Carmel Cnty, IN Redev Auth Opt Income Tax Lease Rent Rev (NATL Insd)	5.000%	07/01/22	$1,047,410
1,000	Crown Point Ind Econ Dev Rev Temps Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	1,000,650
830	Hobart, IN Bldg Corp First Mtg (NATL Insd)	5.500	07/15/13	935,435
500	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/22	507,050
365	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis (AGM Insd)	5.250	11/01/24	385,645
200	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis (AGM Insd)	5.250	11/01/25	210,742
175	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis (AGM Insd)	5.250	11/01/26	183,902
500	Indiana Muni Pwr Agy Pwr Supply Sys Rev, Ser B	5.250	01/01/24	532,450
2,000	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	2,103,900
500	Indianapolis, IN Arpt Auth Rev Rfdg Spl Fac Fed Ex Corp Proj (AMT)	5.100	01/15/17	498,235
400	Saint Joseph Cnty, IN Econ Dev Rev Holy Cross Vlg Notre Dame Proj, Ser A	5.750	05/15/13	405,896

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$1,000	University Southn IN Rev Student Fee, Ser J (AGL Insd)	5.000%	10/01/19	$1,082,960

				9,971,345

	Iowa 1.3%
1,000	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	5.625	06/01/23	1,038,290
500	Coralville, IA Ctf Partn, Ser D	5.250	06/01/22	511,445
1,310	Iowa Fin Auth Hlthcare Fac Rev Westn Home Proj	6.850	11/01/19	1,313,354
1,000	Iowa Fin Auth Hlth Fac Rev IA Hlth Sys (AGL Insd)	5.000	02/15/19	1,061,620

				3,924,709

	Kansas 1.2%
1,000	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (Syncora Gtd) (a)	5.000	12/01/23	1,030,790
500	Kansas St Dev Fin Auth Hlth Fac Rev Hays Med Ctr Inc, Ser L	5.250	11/15/16	535,775
1,000	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.500	11/15/23	1,070,710
1,000	Shawnee Cnty, KS Sch Dist 501 Topeka (Prerefunded @ 2/01/12)	5.000	02/01/20	1,089,450
120	Wyandotte Cnty, KS City KS Univ Brd of Public Util Office Bldg Complex Proj (NATL Insd)	5.000	05/01/11	125,870

				3,852,595

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky 1.5%
$1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.000%	08/15/18	$1,089,020
1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.375	08/15/24	1,074,480
310	Kentucky Hsg Corp Hsg Rev, Ser A (AMT)	5.000	01/01/23	314,452
1,000	Louisville & Jefferson Cnty, KY, Ser C (AGM Insd) (AMT)	5.500	07/01/17	1,044,750
1,000	Paducah, KY Elec Plant Brd Rev, Ser A (AGL Insd)	5.000	10/01/25	1,071,270

				4,593,972

	Louisiana 2.1%
1,000	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500	12/01/18	995,530
593	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	489,551
1,000	Louisiana St Citizens Ppty Ins Corp Assmt Rev, Ser B (AMBAC Insd)	5.000	06/01/20	1,000,770
1,000	Louisiana St Citizens Ppty Ins Corp Assmt Rev, Ser C-1 (AGL Insd)	5.875	06/01/23	1,114,680
1,235	New Orleans, LA Aviation Brd Rev Restructuring Garbs Rfdg, Ser A-1 (AGL Insd)	5.000	01/01/18	1,356,956
500	New Orleans, LA Aviation Brd Rev Restructuring Garbs Rfdg, Ser A-1 (AGL Insd)	5.000	01/01/19	546,970

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$1,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (a)	5.250%	11/01/37	$1,041,520

				6,545,977

	Maryland 2.3%
1,000	Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj Rfdg (CIFG Insd)	5.000	06/01/13	1,054,150
625	Maryland St Econ Dev Corp Univ MD College Pk Proj (i)	5.750	06/01/13	723,669
500	Maryland St Hlth & Higher Ed Fac Auth Rev Johns Hopkins Hlth Sys, Ser B (a)	5.000	05/15/48	553,155
250	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	5.250	01/01/23	248,605
480	Maryland St Hlth & Higher King Farm Presbyterian Cmnty, Ser B	5.000	01/01/17	438,504
3,000	Maryland St Trans Auth Grant & Rev Antic	5.250	03/01/20	3,514,260
500	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	4.700	07/01/15	492,485

				7,024,828

	Massachusetts 1.9%
750	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	751,102
500	Massachusetts St Dev Fin Agy Rev Sabis Intl Chrt, Ser A	6.700	04/15/21	527,465
1,500	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Rfdg, Ser 1 (a)	5.750	12/01/42	1,594,470

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$1,500	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser D (NATL Insd)	5.250%	07/01/23	$1,514,340
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Northeastern Univ, Ser T-2 (a)	4.100	10/01/37	1,022,980
500	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	5.850	01/15/18	479,880

				5,890,237

	Michigan 1.3%
250	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig-Henry Ford Vlg	6.000	11/15/18	224,780
470	Iron River, MI Hosp Fin Auth Rfdg Iron Cnty Cmnty Hosp	6.000	05/15/20	465,676
1,000	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (a)	5.500	01/15/47	1,082,900
2,000	Michigan St Strategic Fd Ltd Oblig Rev Dow Chem Rfdg, Ser A-1 (AMT) (a)	6.750	12/01/28	2,125,760
250	Michigan St Strategic Fd Ltd Oblig United Waste Sys Proj (AMT)	5.200	04/01/10	251,220

				4,150,336

	Minnesota 1.1%
250	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.500	11/01/17	245,002
430	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.000	10/01/16	430,869

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$500	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375%	11/15/23	$556,700
2,000	Northern Muni Pwr Agy MN Elec Sys Rev Rfdg, Ser A (AGL Insd)	5.000	01/01/15	2,240,620

				3,473,191

	Mississippi 0.3%
1,000	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	999,900

	Missouri 2.6%
525	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Saint Francis Med Ctr	5.000	06/01/21	534,051
500	Fenton, MO Tax Increment Rev Gravois Bluffs Redev Proj Rfdg	5.000	04/01/13	528,340
610	Ferguson, MO Tax Increment Rev Crossing at Halls Ferry Rfdg (j)	5.500	04/01/14	602,460
1,350	Kansas City, MO Indl Dev Auth Plaza Lib Proj	6.000	03/01/16	1,349,865
230	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	218,275
1,500	Missouri St Environmental Impt & Energy Res Auth KC Pwr & LT Co Proj (AMT) (a)	4.900	05/01/38	1,572,630
500	Raytown, MO Annual Raytown Live Redev Plan Proj 1	5.000	12/01/16	535,235
2,000	Saint Charles, MO Ctf Partn, Ser B	5.500	05/01/18	2,080,600

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$540	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Rfdg Ranken Jordan Proj	5.000%	11/15/22	$449,707
250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.250	09/01/17	247,190

				8,118,353

	Nebraska 0.7%
560	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.125	04/01/23	619,360
1,500	University of NE Fac Corp Defd Maint (AMBAC Insd)	5.000	07/15/17	1,686,570

				2,305,930

	Nevada 1.6%
2,000	Clark Cnty, NV Arpt Rev Sys Sub Lien, Ser C (AGM Insd)	5.000	07/01/26	2,062,560
1,800	Humboldt Cnty, NV Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.150	12/01/24	1,867,734
1,000	Las Vegas, NV Redev Agy Tax Increment Rev, Ser A	7.000	06/15/20	1,113,310

				5,043,604

	New Hampshire 1.0%
1,000	Manchester, NH Gen Arpt Rev Rfdg Gen, Ser A	5.000	01/01/17	1,053,040
2,000	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (a)	7.125	07/01/27	2,129,840

				3,182,880

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey 2.1%
$1,500	New Jersey Econ Dev Auth Rev Cig Tax	5.500%	06/15/16	$1,537,005
500	New Jersey Econ Dev Auth Rev First Mtg Presbyterian, Ser A	6.250	11/01/20	472,695
500	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser BB	5.000	09/01/34	510,735
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Clare’s Hosp Inc Rfdg, Ser A (Radian Insd) (i)	5.250	07/01/20	1,172,340
415	New Jersey Hlthcare Fac Fin Auth Rev Saint Josephs Hlthcare Sys	5.750	07/01/15	432,438
455	Rahway, NJ Ctf Partn (NATL Insd)	5.500	02/15/16	461,993
565	Rahway, NJ Ctf Partn (NATL Insd)	5.600	02/15/17	573,780
1,565	Tobacco Settlement Fin Corp NJ, Ser 1A	4.500	06/01/23	1,460,067

				6,621,053

	New Mexico 1.2%
1,000	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,020,380) (g)	5.500	09/01/23	1,046,820
1,310	New Mexico Fin Auth Rev Sr Lien Pub Proj Revolving Fd, Ser B (NATL Insd)	5.000	06/01/17	1,454,519
1,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.000	08/01/23	1,103,530

				3,604,869

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York 3.9%
$500	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser A	5.750%	11/15/22	$522,140
1,000	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	5.750	07/15/17	1,048,520
1,000	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	5.750	07/15/19	1,034,840
1,000	Long Island Pwr Auth NY Elec Gen, Ser C (Prerefunded @ 9/01/13)	5.500	09/01/17	1,159,440
185	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Proj, Ser A	4.500	02/01/17	176,345
1,000	Metropolitan Trans Auth NY Svc Contract Rfdg, Ser A	5.750	07/01/18	1,168,680
1,500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	1,482,885
200	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AGL Insd)	5.000	01/01/18	219,314
200	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AGL Insd)	5.000	01/01/19	218,308
780	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT)	5.000	01/01/10	780,000
1,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.000	01/15/20	1,098,850
1,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.000	01/15/21	1,091,620

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Fin, Ser C	5.000%	06/15/21	$2,187,360
5	Niagara Falls, NY Pub Impt (NATL Insd)	6.900	03/01/20	5,007

				12,193,309

	North Carolina 2.2%
2,000	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser B	5.000	01/01/26	2,043,620
1,000	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser C	6.750	01/01/24	1,165,820
1,250	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser C (AGL Insd)	6.000	01/01/19	1,390,150
505	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser D (Prerefunded @ 1/01/10)	6.450	01/01/14	511,747
500	North Carolina Med Care Commn Hlthcare Fac Rev Rfdg First Mtg Salemtowne	5.000	10/01/15	508,960
250	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.300	10/01/19	245,872
1,000	North Carolina Muni Pwr Agy, Ser A (NATL Insd)	5.250	01/01/19	1,055,560

				6,921,729

	North Dakota 0.6%
500	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.000	12/01/16	458,980

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Dakota (continued)
$1,195	North Dakota Pub Fin Auth St Revolving Fd Pgm, Ser A	5.500%	10/01/19	$1,404,244

				1,863,224

	Ohio 5.0%
500	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (j)	6.250	09/01/20	408,040
1,175	American Muni Pwr OH Inc Hydroelec Proj, Ser C	5.250	02/15/19	1,276,449
415	Athens Cnty, OH Hosp Fac Rev & Impt O’ Bleness Mem Rfdg, Ser A	6.250	11/15/13	425,761
2,065	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	1,862,609
1,370	Cleveland, OH Non Tax Rev Cleveland Stad Proj Rfdg (AMBAC Insd)	5.125	12/01/20	1,447,830
1,500	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd)	5.000	02/01/24	1,550,670
1,000	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser B (a)	5.250	11/15/39	1,061,380
750	Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int Rfdg (AMBAC Insd)	5.000	02/15/21	764,948
1,500	Ohio St Air Quality Dev Auth Rev OH Pwr (AMT) (a)	7.125	06/01/41	1,535,370
2,000	Ohio St Air Quality Dev Auth Rev Rfdg Pollutn Ctl First Energy, Ser C	5.625	06/01/18	2,106,120
2,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Syst, Ser C (a)	3.750	01/15/25	2,050,960

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Ohio St Wtr Dev Auth Solid Waste Rev Allied Waste Inc Proj, Ser A (AMT)	5.150%	07/15/15	$994,750

				15,484,887

	Oklahoma 1.2%
415	Chickasaw Nation, OK Hlth Sys (b)	5.375	12/01/17	440,190
1,510	Citizen Potawatomi Nation OK Oblig Tax Rev, Ser A	5.750	09/01/11	1,503,009
1,750	Tulsa, OK Arpt Impt Tr Gen Rev, Ser A	5.375	06/01/24	1,756,843

				3,700,042

	Pennsylvania 3.5%
500	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.000	09/01/21	474,515
195	Allegheny Cnty, PA Redev Auth Rev Pittsburgh Mills Proj	5.100	07/01/14	186,790
1,120	Canon McMillan Sch Dist PA Rfdg, Ser A (NATL Insd)	5.000	12/15/15	1,258,376
500	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.000	01/01/17	513,060
500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.000	02/01/21	403,940
2,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Exelon Generation, Ser A (a)	5.000	12/01/42	2,119,700
1,000	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Mgmt Proj (a)	2.625	12/01/33	999,430

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 103 (AMT)	5.700%	04/01/22	$1,068,000
750	Philadelphia, PA Gas Wks Rev, Ser 18 (AGL Insd)	5.250	08/01/18	803,768
900	Philadelphia, PA Gas Wks Rev, Ser 3 (AGM Insd)	5.000	08/01/10	920,835
2,000	Philadelphia, PA Redev Auth Rev Neighborhood Trans, Ser A (NATL Insd)	5.500	04/15/16	2,092,880

				10,841,294

	South Carolina 2.6%
1,000	Georgetown Cnty, SC Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A	5.950	03/15/14	1,040,150
1,000	Kershaw Cnty, SC Pub Sch Fndtn Installment Pwr Rev Kershaw Cnty Sch Dist Proj (CIFG Insd)	5.000	12/01/22	1,041,580
1,065	Lexington, SC Wtr & Swr Rev & Impt Comb Rfdg, Ser A (NATL Insd)	5.000	04/01/14	1,086,215
2,000	Piedmont Muni Pwr Agy SC Elec Rev Rfdg, Ser A-4	5.000	01/01/21	2,096,240
1,000	Piedmont Muni Pwr Agy SC Elec Rev, Ser A-2	5.000	01/01/24	1,025,180
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.000	02/01/19	1,060,090

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$560	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000%	06/01/18	$560,918

				7,910,373

	Tennessee 1.2%
320	Chattanooga, TN Hlth Ed Hsg Fac CDFI Phase I LLC Proj Rfdg, Ser A	5.000	10/01/15	311,408
700	Franklin, TN Spl Sch Dist Cap Apprec (AGM Insd)	*	06/01/15	614,355
1,000	Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC Insd)	5.750	12/01/11	1,089,140
1,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev, Ser C	5.250	06/01/18	1,081,870
500	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.250	09/01/16	479,600

				3,576,373

	Texas 8.1%
1,000	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	973,800
1,500	Austin, TX Wtr & Wastewater Sys Rev Austin Wtr & Swr, Ser A	5.000	11/15/24	1,646,055
225	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	238,174
1,500	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,623,195
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	501,520

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000%	11/01/23	$501,700
500	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.000	12/01/27	568,510
1,500	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	1,497,090
625	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser B	6.375	11/15/19	624,125
500	Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc Proj	5.000	08/15/13	514,220
350	Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc Proj	5.000	08/15/19	341,887
500	Hopkins Cnty, TX Hosp Dist Hosp Rev	5.500	02/15/23	457,505
250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem East Texas	5.125	02/15/22	236,895
1,025	Mesquite, TX Hlth Fac Dev Retirement Christian Care	5.000	02/15/15	1,012,208
400	Mission, TX Econ Dev Corp Solid Waste Disp Rev Allied Waste Inc Proj A (AMT)	5.200	04/01/18	392,092
500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (a)	6.000	08/01/20	538,940
1,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser A	6.000	01/01/23	1,082,390
1,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (a)	6.000	01/01/38	1,107,280

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	Spring, TX Indpt Sch Dist Sch House (PSF Gtd)	5.000%	08/15/24	$1,106,300
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Buckner Retirement Svc Inc Proj	5.000	11/15/17	507,120
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Hosp Rev Rfdg Baylor Hlthcare Sys Proj	5.750	11/15/24	1,075,400
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,000,600
2,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	5.750	07/01/18	2,198,680
2,000	Texas St Trans Commn Rev First Tier, Ser A	5.000	04/01/20	2,195,840
3,000	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (a)	5.000	08/15/42	3,074,280

				25,015,806

	Virginia 1.7%
1,000	Fairfax Cnty, VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys, Ser A	5.125	05/15/24	1,071,010
820	Tobacco Settlement Fin Corp VA Asset Bkd	5.250	06/01/19	857,121
1,000	Virginia Small Business Fin Auth Rev Hampton Rd Proton (Acquired 8/07/09, Cost $983,180) (g)	8.000	07/01/19	1,056,280
1,000	Washington Cnty, VA Indl Dev Auth Hosp Fac Rev Mtn St Hlth Alliance, Ser C	7.250	07/01/19	1,196,140

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$1,250	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300%	03/01/17	$1,212,950

				5,393,501

	Washington 3.6%
1,000	Clark Cnty, WA Pub Util Dist No 001 Elec Rev Sys Rfdg	5.000	01/01/23	1,070,280
2,000	FYI Properties Wash Lease Rev WA St Dis Proj	5.250	06/01/26	2,168,340
150	Kalispel Tribe Indians Priority Dist WA Rev	6.200	01/01/16	141,226
1,725	Seattle, WA Muni Lt & Pwr Rev Rfdg & Impt	5.750	04/01/23	1,988,511
1,000	Tacoma Environmental Services Pptys WA	5.000	12/01/24	1,052,120
1,500	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.125	10/01/24	1,499,115
3,000	Washington St, Ser A (AGM Insd)	5.000	07/01/20	3,229,200

				11,148,792

	West Virginia 0.2%
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Ctr Fin Dist, Ser A	5.625	06/01/22	233,558
500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	490,570

				724,128

	Wisconsin 2.7%
1,370	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	1,376,412

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$1,875	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT)	5.300%	09/01/23	$1,941,712
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Inc, Ser B (a)	4.750	08/15/25	1,009,450
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Inc, Ser B (a)	5.125	08/15/27	1,030,660
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Reedsburg Area Med Ctr, Ser A	5.650	06/01/26	858,080
1,750	Wisconsin St Hlth & Ed Fac Auth Rev Temps Saint Johns Cmnty Inc, Ser C-2	5.400	09/15/14	1,741,390
500	Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc, Ser A	5.500	08/15/14	494,555

				8,452,259

	Wyoming 0.3%
1,000	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.375	01/01/25	1,066,540

	Guam 0.7%
1,000	Guam Govt Ltd Oblig Rev Section 30, Ser A	5.250	12/01/17	1,034,830
1,000	Guam Govt Ltd Oblig Rev Section 30, Ser A	5.500	12/01/18	1,049,730

				2,084,560

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 0.3%
$1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (a)	5.000%	08/01/39	$1,049,110

	Virgin Islands 0.8%
500	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago	6.000	10/01/14	521,720
2,000	Virgin Islands Pub Fin Auth Rev Rfdg Sr Lien, Ser B	5.000	10/01/19	2,002,140

				2,523,860

Total Long-Term Investments 97.3% (Cost $290,920,568)				301,894,903

Total Short-Term Investments 3.0% (Cost $9,420,000)				9,420,000

Total Investments 100.3% (Cost $300,340,568)				311,314,903

Liability for Floating Rate Note Obligations Related to Securities Held (1.4%) (Cost ($4,280,000))
(4,280)	Notes with interest rates of 0.250% at December 31, 2009 and contractual maturities of collateral ranging from 2023 to 2025 (k)	(4,280,000)

Total Net Investments 98.9% (Cost $296,060,568)		307,034,903

Other Assets in Excess of Liabilities 1.1%		3,269,980

Net Assets 100.0%		$310,304,883

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Variable Rate Coupon

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Underlying security related to Inverse Floaters entered into by the Fund.

(d)	Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(e)	Floating Rate Coupon

(f)	Non-income producing security

(g)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.8% of net assets.

(h)	Security purchased on a when-issued or delayed delivery basis.

(i)	Escrowed to Maturity

(j)	Security has been deemed illiquid.

(k)	Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2009.
AGL — Assured Guaranty Ltd.

AGM — Assured Guaranty Municipal Corp.

AMBAC — AMBAC Indemnity Corp.

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corp.

CIFG — CDC IXIS Financial Guaranty

Connie Lee — Connie Lee Insurance Co.

FHA — Federal Housing Administration

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued
NATL — National Public Finance Guarantee Corp.

PSF — Public School Fund

Radian — Radian Asset Assurance

Syncora — Syncora Guarantee, Inc.
Security Valuation Municipal bonds are valued by an independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Significant
Investments	Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Assets Position
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$309,230,343	$—	$309,230,343
Issued by Foreign Governments	—	2,084,560	—	2,084,560

Total Investments in an Asset Position	$—	$311,314,903	$—	$311,314,903

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 106.9%
	Alabama 1.5%
$2,500	Courtland, AL Indl Dev Brd Solid Waste Disp Rev Rfdg Intl Paper Co Proj (AMT)	5.200%	06/01/25	$2,226,800
2,000	Healthcare Auth for Baptist Hlth AL, Ser A (a)	6.125	11/15/36	2,115,560
900	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	664,938
3	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (b)	6.950	01/01/20	275
1,800	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	1,814,796
3,000	University AL at Birmingham Hosp Rev, Ser A (a)	5.750	09/01/22	3,239,640

				10,062,009

	Alaska 1.1%
200	Alaska Muni Bd Bk, Ser 1	5.750	09/01/33	213,474
5,000	Matanuska Susitna Boro, AK Goose Greek Creek Correctional Ctr (AGL Insd)	6.000	09/01/28	5,777,500
2,000	Northern Tob Sec Corp Rev Bkd, Ser A	5.000	06/01/46	1,322,780

				7,313,754

	Arizona 4.2%
1,000	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Rfdg	5.700	07/01/42	755,020
5,000	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	4,424,150

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,000	Maricopa Cnty, AZ Pollutn Rfdg AZ Pub Svc Co, Ser A (a)	6.000%	05/01/29	$1,045,730
1,000	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (a)	5.500	06/01/34	1,045,190
1,000	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (a)	5.750	06/01/34	1,033,930
1,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (AMT)	5.250	07/01/19	1,059,010
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (NATL Insd) (AMT)	5.250	07/01/32	4,973,850
600	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	598,524
570	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	569,122
815	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.375	12/01/18	801,121
1,600	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	1,496,176
550	Pinal Cnty, AZ Elec Dist 4 Elec Sys Rev	6.000	12/01/23	567,193
740	Pinal Cnty, AZ Elec Dist 4 Elec Sys Rev	6.000	12/01/28	749,117
6,000	Salt River Proj AZ Agric Impt, Ser A	5.000	01/01/39	6,281,040
1,250	University Med Ctr Corp AZ	6.000	07/01/24	1,325,187
2,340	University of AZ Med Ctr Corp	5.000	07/01/35	2,159,539

				28,883,899

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California 12.9%
$2,000	Adelanto, CA Pub Util Auth Rev Rfdg Util Sys Proj, Ser A	6.750%	07/01/39	$1,973,560
4,870	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/20	2,642,900
3,620	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (c)	5.000	04/01/39	3,658,734
5,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (c)	5.125	04/01/39	5,104,900
2,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/27	799,940
2,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	753,840
2,000	California Cnty, CA Tob Sec Agy Tob LA Cnty Sec (d)	0/5.250	06/01/21	1,675,460
2,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	2,097,360
6,690	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (c)	4.800	08/01/36	5,569,425
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev USA Waste Svc Inc Rfdg, Ser A (AMT) (a)	4.500	06/01/18	2,012,780
1,000	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	1,070,630
1,350	California St Var Purp	5.750	04/01/31	1,367,253
1,250	California Statewide Cmnty Dev Auth Rev CA Baptist Univ, Ser A	5.500	11/01/38	956,425

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	California (continued)
$1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (e)	5.125%	04/01/37	$811,280
2,000	California Statewide Cmnty Dev Auth Rev Mtg Methodist Hosp Proj (FHA Gtd)	6.250	08/01/24	2,207,640
500	California Statewide Cmnty Dev Auth Rev Sr Living-Southn CA Presbyterian Homes	6.250	11/15/19	529,405
2,250	California Statewide Cmnty Dev Auth Rev Windrush Sch (b)	5.500	07/01/37	1,774,642
2,000	California Statewide Cmnty Sr Living Southn CA	6.625	11/15/24	2,096,480
1,610	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A2	5.000	09/01/23	1,569,444
3,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (NATL Insd)	*	01/15/17	1,876,260
21,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/24	7,726,950
15,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/30	3,727,650
1,295	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	1,169,864
5,000	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	3,732,400
2,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	1,627,840

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	California (continued)
$2,000	Lancaster, CA Rev Dev Agy Tax Comb Rev Dev Proj Areas	6.500%	08/01/29	$2,127,400
3,000	Los Angeles, CA Un Sch Dist, Ser I	5.000	07/01/29	3,084,540
2,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys Sub, Ser A-1 (c)	5.250	07/01/38	2,139,240
2,750	Poway, CA Un Sch Dist Election 2008 Impt Dist 2007, Ser 1-A	*	08/01/23	1,252,075
1,000	Poway, CA Uni Sch Dist Election 2008 Impt Dist 2007, Ser 1-A	*	08/01/26	368,590
1,090	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	886,791
2,500	Richmond, CA Jt Pwr Fin Auth Rev Lease Point Potrero, Ser A	6.250	07/01/24	2,627,500
1,000	San Francisco, CA City & Cnty Mission Bay South Rev Dev, Ser D	6.000	08/01/24	1,047,420
5,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	3,782,850
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,357,088
2,295	University CA Rev, Ser 0 (c)	5.750	05/15/23	2,664,243
3,390	University CA Rev, Ser 0 (c)	5.750	05/15/25	3,904,399
5,000	West Contra Costa CA Uni Election of 2002, Ser B (AGM Insd)	5.000	08/01/26	5,028,650

				88,803,848

	Colorado 3.4%
2,840	Adams Cnty, CO Single Family Mtg Rev, Ser A (f)	8.875	08/01/10	2,980,438

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Colorado (continued)
$3,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900%	08/01/37	$2,318,970
1,000	Colorado Hlth Fac Auth Rev Evangelical Lutheran, Ser A	5.250	06/01/34	909,210
5,000	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (AGM Insd)	5.200	03/01/31	5,060,900
1,500	Denver, CO City & Cnty Justice Sys (c)	5.000	08/01/24	1,654,185
6,000	Denver, CO City & Cnty Justice Sys (c)	5.000	08/01/25	6,591,660
2,000	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	1,839,020
500	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (b)	5.900	10/01/37	415,110
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	1,366,918

				23,136,411

	Connecticut 0.4%
1,000	Connecticut St Dev Auth Hlth Fac Rev Alzheimers Res Ctr Conn Inc Proj	5.500	08/15/27	828,210
1,000	Hamden, CT Fac Rev Whitney Ctr Proj, Ser B	6.125	01/01/14	986,290
1,000	Hamden, CT Fac Rev Whitney Ctr Proj, Ser C (a)	7.250	01/01/43	1,003,850

				2,818,350

	Delaware 0.1%
630	New Castle Cnty, DE Rev Newark Charter Sch Inc Proj	5.000	09/01/22	577,225

	District of Columbia 3.1%
2,200	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	2,341,834

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	District of Columbia (continued)
$4,285	District Columbia Income Tax Rev, Ser A (c)	5.000%	12/01/23	$4,723,955
1,715	District Columbia Income Tax Rev Rfdg Second, Ser B (c)	5.000	12/01/24	1,881,732
5,150	District Columbia Tax Incrmnt Gallery Place Proj (AGM Insd)	5.250	07/01/27	5,263,558
4,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	4,165,960
3,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	3,011,940

				21,388,979

	Florida 5.1%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250	11/15/17	948,900
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	816,620
5,000	Broward Cnty, FL Arpt Sys Rev, Ser J-I (AMBAC Insd) (AMT)	5.250	10/01/26	4,977,550
1,100	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	796,873
455	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	467,804
2,410	Fiddlers Creek Cmnty Dev Dist No 1 FL Spl Assmt Rev (b)(h)	6.000	05/01/38	966,048
3,715	Florida St Brd Ed Pub Ed Rfdg Cap Outlay 2007, Ser A	5.000	06/01/19	4,111,391
1,305	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/26	1,388,572
1,325	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/27	1,403,029
1,440	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/28	1,517,429
2,500	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/32	2,575,900

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Florida (continued)
$5,000	Grand Bay at Doral Cmnty Dev Dist FL, Ser B	6.000%	05/01/17	$3,350,500
470	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.250	06/01/26	470,738
1,000	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $1,000,000) (i)	6.900	05/01/17	877,400
1,750	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	1,335,618
800	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	681,640
2,200	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (a)	5.350	03/15/42	2,341,196
490	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	271,073
3,000	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.250	10/01/27	2,704,500
1,415	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	1,336,736
400	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	328,916
1,225	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	966,488
1,000	World Comm Cmnty Dev Dist FL Spl Assmt (h)	5.500	05/01/38	392,300

				35,027,221

	Georgia 1.4%
2,500	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	2,500,800
2,500	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.600	01/01/30	2,252,725
1,000	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/27	1,068,840

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Georgia (continued)
$1,000	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000%	11/01/28	$1,065,650
700	Gainesville & Hall Cnty, GA Dev Acts Retirement Life Cmnty, Ser A-2	6.375	11/15/29	735,777
2,000	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	2,045,340

				9,669,132

	Hawaii 1.6%
2,000	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Subsidary	6.500	07/01/39	2,144,940
2,000	Hawaii St Dept Budget & Fin Spl Purp Rev, Ser C-1	7.500	11/15/15	2,026,520
1,000	Hawaii St Dept Budget & Fin Spl Purp Rev, Ser C-2	6.400	11/15/14	1,010,770
5,125	Hawaii St, Ser DK (c)	5.000	05/01/23	5,640,472

				10,822,702

	Idaho 0.8%
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	1,122,670
635	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (b)	6.125	11/15/27	548,176
2,000	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.750	07/01/39	2,059,140
1,645	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.850	07/01/36	1,705,125

				5,435,111

	Illinois 10.3%
2,250	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	1,754,347

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Illinois (continued)
$1,500	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250%	01/01/24	$779,400
495	Chicago, IL Increment Alloc Rev Diversey Narragansett Proj (Acquired 8/01/06, Cost $528,323) (i)	7.460	02/15/26	458,598
2,000	Chicago, IL Increment Alloc Rev Rfdg NT Roosevelt Square ABLA, Ser A (j)	7.130	03/15/22	2,001,020
3,000	Chicago, IL Lakefront Millennium Pkg Fac (NATL Insd) (Prerefunded @ 1/01/12)	5.650	01/01/19	3,357,120
355	Chicago, IL Metro Wtr Reclamation Capital Impt Bonds (f)	7.000	01/01/11	366,282
3,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (c)	5.000	01/01/33	3,053,430
1,200	Chicago, IL Proj Rfdg, Ser C (NATL Insd)	5.750	01/01/16	1,243,080
620	Chicago, IL Tax Increment Alloc Santn Drain & Ship Canal, Ser A	7.750	01/01/14	620,849
1,000	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1 (b)	5.375	03/01/16	553,500
3,000	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Proj Oakstead, Ser A	6.000	03/01/45	2,239,710
5,050	Illinois Dev Fin Auth Pollutn Ctl Rev Amerencips Rfdg, Ser A (a)	5.500	03/01/14	5,050,152
1,000	Illinois Fin Auth Rev Advocate Hlthcare Network, Ser D	6.500	11/01/38	1,105,970

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Illinois (continued)
$2,500	Illinois Fin Auth Rev Art Institute Chicago, Ser A	6.000%	03/01/38	$2,661,025
1,500	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	1,139,460
250	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.000	08/15/22	230,823
940	Illinois Fin Auth Rev Kewanee Hosp Proj	5.100	08/15/31	728,556
1,000	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A (c)	5.375	08/15/24	1,066,880
2,000	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A (c)	5.750	08/15/30	2,177,100
4,700	Illinois Fin Auth Rev Resurrection Hlthcare (AGM Insd)	5.000	05/15/15	5,080,371
5,100	Illinois Fin Auth Rev Resurrection Hlthcare (AGM Insd)	5.000	05/15/17	5,414,568
5,050	Illinois Fin Auth Rev Resurrection Hlthcare (AGM Insd)	5.000	05/15/18	5,310,984
1,000	Illinois Fin Auth Rev Rfdg Fairview Oblig Grp, Ser A	5.500	08/15/18	922,280
1,500	Illinois Fin Auth Rev Rfdg Fairview Oblig Grp, Ser A	6.125	08/15/28	1,350,330
2,000	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	2,085,080
2,500	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	2,791,475
2,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	1,815,980

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Illinois (continued)
$1,745	Illinois Fin Auth Rev Silver Cross Hosp & Med Rfdg	6.000%	08/15/23	$1,757,686
1,500	Metropolitan Pier & Expo Auth IL Dedicated St Tax McCormick Pl Expn Proj A Rfdg	5.500	06/15/27	1,501,050
9,250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev Cap Apprec McCormick Rfdg (NATL Insd) (d)	0/5.400	06/15/19	9,127,808
1,539	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250	03/01/15	1,369,125
1,500	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	778,455
549	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	407,094
425	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	361,310
991	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	545,129

				71,206,027

	Indiana 1.4%
500	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/22	507,050
1,785	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A (b)	7.125	06/01/34	1,636,666

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Indiana (continued)
$3,000	Indiana Muni Pwr Agy Pwr Supply Indiana Muni Pwr Agy, Ser B	6.000%	01/01/39	$3,217,560
1,500	Indianapolis, IN Arpt Auth Rev Rfdg Spl Fac Fed Ex Corp Proj (AMT)	5.100	01/15/17	1,494,705
550	Indianapolis, IN Loc Pub Impt Ser D	6.750	02/01/14	608,575
140	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/11	125,108
140	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/12	115,882
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/13	103,471
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/14	92,290
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/15	85,471
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/16	82,204
225	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/17	126,887
1,500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (e)	5.500	09/01/27	1,268,355

				9,464,224

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Iowa 1.7%
$1,860	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000%	06/01/34	$1,879,456
1,125	Coralville, IA Ctf Partn, Ser D	5.250	06/01/26	1,144,552
1,100	Iowa Fin Auth Hlthcare Fac Rev Madrid Home Proj	5.750	11/15/24	940,071
4,650	Iowa St Spl Oblig I Jobs Prog, Ser A (c)	5.000	06/01/27	5,011,770
1,000	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	807,650
1,000	Tobacco Settlement Auth IA Tob Settlement Rev, Ser C	5.375	06/01/38	733,260
2,050	Tobacco Settlement Auth IA Tob Settlement Rev, Ser C	5.625	06/01/46	1,509,640

				12,026,399

	Kansas 1.2%
1,000	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (Syncora Gtd) (a)	5.000	12/01/23	1,030,790
1,500	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.500	11/15/29	1,547,160
850	Labette Cnty, KS Hosp Rev Rfdg & Impt, Ser A	5.750	09/01/37	788,001
3,000	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.500	05/15/39	2,361,990
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	1,299,008
1,000	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	709,130

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Kansas (continued)
$400	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125%	05/15/42	$290,200

				8,026,279

	Kentucky 1.6%
3,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.375	08/15/24	3,223,440
1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.625	08/15/27	1,084,070
4,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Sub, Ser A-1 (AGL Insd)	6.000	12/01/33	4,381,160
2,000	Paducah, KY Elec Plt Brd Rev, Ser A (AGL Insd)	5.250	10/01/35	2,074,000

				10,762,670

	Louisiana 0.9%
1,364	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	1,126,050
1,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-1 (AGL Insd)	6.000	01/01/23	1,132,950
1,550	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (a)	5.250	11/01/37	1,614,356
2,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (a)	6.000	10/01/38	2,097,240

				5,970,596

	Maryland 1.7%
1,000	Baltimore, MD Spl Oblig Spc Oblig, Ser A	7.000	09/01/38	958,250

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Maryland (continued)
$4,500	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125%	01/01/36	$3,646,935
2,000	Howard Cnty, MD Retirement Cmnty Vantage House Fac Rfdg, Ser B	5.250	04/01/37	1,442,840
3,105	Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev, Ser H (AMT)	5.050	09/01/32	3,136,392
2,000	Maryland St Trans Auth Grant & Rev Antic	5.250	03/01/20	2,342,840
300	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	252,453

				11,779,710

	Massachusetts 1.0%
1,000	Massachusetts St College Bldg, Ser A	5.500	05/01/39	1,049,790
2,400	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	1,740,480
2,000	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Rfdg, Ser 1 (a)	5.750	12/01/42	2,125,960
400	Massachusetts St Hlth & Ed Fac Auth Rev Bal Structured Ylg, Ser G (NATL Insd) (a)	5.000	07/01/13	400,500
2,000	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	1,770,400

				7,087,130

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Michigan 1.9%
$2,000	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (AGM Insd)	5.000%	07/01/26	$2,014,340
2,350	Iron River, MI Hosp Fin Auth Rfdg Iron Cnty Cmnty Hosp	6.000	05/15/20	2,328,380
650	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (a)	5.250	01/15/47	695,318
375	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (a)	5.500	01/15/47	406,087
5,000	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	4,742,900
1,610	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500	01/01/21	1,410,022
2,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,539,520

				13,136,567

	Minnesota 1.4%
450	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	417,379
1,000	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Rfdg Crest View Corp Proj A	5.700	07/01/42	845,270
380	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.700	11/01/22	363,314
750	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.875	11/01/33	679,658

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Minnesota (continued)
$3,000	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.750%	11/15/32	$3,344,970
2,000	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625	10/01/27	1,745,120
150	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	143,979
2,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	1,797,560

				9,337,250

	Mississippi 0.3%
2,000	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	1,999,800

	Missouri 3.9%
2,150	Cape Girardeau Cnty, MO Indl Dev St Francis Med Ctr	5.750	06/01/39	2,176,380
1,000	Carthage, MO Hosp Rev	5.750	04/01/22	868,090
1,000	Carthage, MO Hosp Rev	5.875	04/01/30	842,480
3,000	Kansas City, MO Indl Dev Auth Plaza Lib Proj	6.000	03/01/16	2,999,700
500	Kansas City, MO Tax Increment Fin Comm Kansas City MO Maincor Proj, Ser A	5.250	03/01/18	487,975
635	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	602,628
2,700	Missouri St Environmental Impt & Energy Res Auth KC Pwr & LT Co Proj (AMT) (a)	4.900	05/01/38	2,830,734

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Missouri (continued)
$1,200	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Rfdg, Ser B	5.125%	02/01/27	$1,099,476
3,325	Raytown, MO Annual Raytown Live Redev Plan Proj 1	5.125	12/01/31	3,305,349
1,300	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj Rfdg	5.000	11/15/35	961,558
1,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.375	09/01/21	953,650
3,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.500	09/01/28	2,735,370
500	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	428,870
1,250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,041,013
450	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	406,062
110	Saint Louis, MO Tax Increment Rev Scullin Redev Area, Ser A	10.000	08/01/10	112,813
2,600	Springfield, MO Pub Bldg Corp Leasehold Rev, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	2,407,652

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Missouri (continued)
$2,920	Springfield, MO Pub Bldg Corp Leasehold Rev, Ser B (AMBAC Insd) (AMT)	4.600%	07/01/36	$2,568,928

				26,828,728

	Nebraska 0.3%
1,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375	04/01/39	1,063,980
1,000	University NB Univ Rev Lincoln Student Fees & Fac, Ser A	5.250	07/01/39	1,040,730

				2,104,710

	Nevada 0.1%
70	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	61,194
655	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt-Anthem at Mesquite	5.850	08/01/18	577,225
560	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt-Anthem at Mesquite	6.000	08/01/27	432,936

				1,071,355

	New Hampshire 0.7%
460	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $450,235) (b)(i)	7.750	06/01/14	453,822
3,250	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (a)	7.125	07/01/27	3,460,990

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	New Hampshire (continued)
$1,000	New Hampshire St Business Fin Auth Rev First Mtg Huggins Hosp	6.875%	10/01/39	$991,100

				4,905,912

	New Jersey 4.2%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev Evergreens Proj	5.625	01/01/38	317,704
2,700	Landis, NJ Sew Auth Swr Rev Reg Cars (NATL Insd) (k)	9.832	09/19/19	3,475,224
700	Middlesex Cnty, NJ Util Auth Swr Rev Rfdg, Ser A (NATL Insd)	6.250	08/15/10	712,411
770	New Jersey Econ Dev Auth Cig Tax	5.750	06/15/34	728,489
750	New Jersey Econ Dev Auth Ret Cmnty Rev Seabrook Vlg Inc Fac Rfdg	5.250	11/15/26	626,377
1,750	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser BB	5.000	09/01/34	1,787,573
2,355	New Jersey Hlthcare Fac Fin Auth Rev Saint Josephs Hlthcare Sys	5.750	07/01/15	2,453,957
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	979,710
1,000	New Jersey St Higher Ed Assistance Auth Student Ln Rev, Ser A	5.625	06/01/30	1,054,890
2,965	New Jersey St Hsg & Mtg Fin Agy Rev, Ser AA	6.375	10/01/28	3,276,681
4,025	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser X (AMT)	5.100	10/01/23	4,115,160

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$565	New Jersey St Tpk Auth Tpk Rev, Ser C (NATL Insd)	6.500%	01/01/16	$670,463
2,725	New Jersey St Tpk Auth Tpk Rev, Ser C (NATL Insd) (f)	6.500	01/01/16	3,188,386
2,000	Tobacco Settlement Fin Corp NJ, Ser 1-A	4.750	06/01/34	1,396,560
5,550	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	3,843,042

				28,626,627

	New Mexico 0.2%
1,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (c)	6.375	08/01/32	1,103,780

	New York 5.1%
1,280	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	1,303,347
530	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	539,015
5,000	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/35	843,750
5,000	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A	6.000	05/01/33	5,655,700
2,500	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	2,168,975
3,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	2,965,770
2,845	New York City, Ser B (NATL Insd)	5.875	08/01/15	2,957,321

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250%	01/15/39	$2,093,700
750	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $750,000) (b)(h)(i)(l)	6.125	02/15/19	7
2,500	New York St Energy Resh & Dev Auth Gas Fac Reg (k)	11.511	04/01/20	2,601,475
3,000	New York St Energy Resh & Dev Auth Gas Fac Rev Regr Ribs Brooklyn Union Gas, Ser B (AMT) (k)	12.631	07/01/26	3,009,270
1,545	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Fin, Ser C	5.000	06/15/21	1,689,736
2,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (c)	5.000	03/15/28	2,160,640
6,000	Port Auth NY & NJ Cons One Hundred Fourty Forth (c)	5.000	10/01/35	6,204,360
1,300	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	1,073,800

				35,266,866

	North Carolina 0.4%
1,100	North Carolina Med Care Commn Hlthcare Fac Rev First Mtg Salemtowne Proj Rfdg	5.100	10/01/30	957,396
1,100	North Carolina Med Care Commn Hlthcare Fac Rev Wake Med, Ser A (AGL Insd)	5.625	10/01/38	1,131,460

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$1,000	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.625%	10/01/27	$963,510

				3,052,366

	North Dakota 0.4%
1,000	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	813,690
1,025	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/25	928,589
1,000	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/29	887,600

				2,629,879

	Ohio 5.9%
3,340	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (b)	6.250	09/01/20	2,725,707
1,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.375	06/01/24	925,650
4,400	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	3,756,016
500	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	421,520
4,750	Hamilton Cnty, OH Hlthcare Rev Life Enriching Cmnty Proj Rfdg, Ser A	5.000	01/01/37	3,874,527
4,810	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd)	5.000	02/01/24	4,972,482

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$2,850	Ohio St Air Quality Dev Auth Rev Rfdg Pollutn Ctl First Energy, Ser C	5.625%	06/01/18	$3,001,221
3,000	Ohio St Air Quality Dev Rev Auth Rfdg Columbus Southn Pwr Co, Ser B (a)	5.800	12/01/38	3,110,640
3,000	Ohio St Higher Ed Fac Commn Rev Hosp Univ Hosp Hlth Sys Inc, Ser A (BHAC Insd)	5.250	01/15/46	3,031,560
4,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys 2009, Ser A .	6.750	01/15/39	4,255,240
2,830	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Prog, Ser D (GNMA Collateralized) (AMT) (c)	5.300	09/01/28	2,886,147
3,700	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Prog, Ser D (GNMA Collateralized) (AMT) (c)	5.400	03/01/33	3,758,275
1,000	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev First Energy Rfdg, Ser A (a)	5.875	06/01/33	1,080,650
1,750	Ohio St Wtr Dev Auth Solid Waste Rev Allied Waste Inc Proj, Ser A (AMT)	5.150	07/15/15	1,740,813
1,000	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	934,100

				40,474,548

	Oklahoma 1.0%
1,050	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	1,043,606
1,340	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/21	1,502,622
1,340	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/22	1,493,671

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$2,275	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000%	06/01/23	$2,521,337
115	Oklahoma Hsg Fin Agy Single Family Rev Mtg (GNMA Collateralized) (AMT)	7.997	08/01/18	124,992

				6,686,228

	Oregon 0.5%
2,230	Clackamas Cnty, OR Hosp Fac Legacy Hlth Sys, Ser A	5.500	07/15/35	2,308,585
1,500	Warm Springs Reservation OR Confederated Tribes Pelton Round Butte Tribal, Ser B	6.375	11/01/33	1,500,165

				3,808,750

	Pennsylvania 1.1%
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	1,499,280
1,885	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250	02/01/35	1,380,876
1,750	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Exelon Generation, Ser A (a)	5.000	12/01/42	1,854,737
1,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 103 (AMT)	5.700	04/01/22	1,068,000
1,850	Pennsylvania St Tpk Com Tpk Rev Sub, Ser A (AGL Insd)	5.000	06/01/39	1,860,971

				7,663,864

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Rhode Island 0.3%
$1,810	Rhode Island St Econ Dev Corp Arpt Rev, Ser A (AGL Insd) (AMT)	5.250%	07/01/28	$1,827,304
255	Rhode Island St Econ Dev Corp Rev	7.250	07/01/10	254,541

				2,081,845

	South Carolina 1.6%
700	Piedmont Muni Pwr Agy SC Elec Rev Rfdg	5.000	01/01/25	699,986
2,000	Piedmont Muni Pwr Agy SC Elec Rev, Ser A-2	5.000	01/01/24	2,050,360
500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	403,035
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev & Impt Palmetto Hlth Rfdg	5.750	08/01/39	958,860
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.000	02/01/19	1,060,090
2,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.375	02/01/29	2,095,780
1,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	784,450
2,000	South Carolina St Pub Svc Auth Santee Cooper, Ser A	5.500	01/01/38	2,172,120

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$555	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000%	06/01/18	$555,910

				10,780,591

	Tennessee 0.9%
1,000	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.000	10/01/25	838,610
4,000	Elizabethton, TN Hlth & Ed Fac Brd Rev Rfdg, Ser B (NATL Insd) (Prerefunded @ 7/01/12)	7.750	07/01/29	4,553,680
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	974,160

				6,366,450

	Texas 9.1%
3,615	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	3,520,287
440	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	253,062
500	Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint Luke’s Lutheran Hosp (f)	7.000	05/01/21	679,275
1,100	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Environmental Dow Chemical Co Proj, Ser A-4 (AMT) (a)	5.950	05/15/33	1,086,239

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$5,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500%	11/01/31	$5,027,250
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	501,520
1,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,003,400
1,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	1,124,980
1,000	Harris Cnty, TX Sr Lien Toll Rd, Ser A	5.000	08/15/38	1,036,280
1,000	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser B	6.375	11/15/19	998,600
1,805	Hopkins Cnty, TX Hosp Dist Hosp Rev	5.500	02/15/23	1,651,593
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,111,812
3,000	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	3,204,660
2,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.200	01/01/21	1,979,120
2,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (a)	6.000	08/01/20	2,155,760
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	5.625	01/01/33	1,025,550
2,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser A	6.000	01/01/23	2,164,780

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (a)	6.000%	01/01/38	$2,214,560
4,000	North TX Twy Auth Rev Toll 2nd Tier Rfdg, Ser F	6.125	01/01/31	4,194,920
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Buckner Retirement Svc Inc Proj	5.000	11/15/17	507,120
1,750	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	1,529,168
5,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	4,501,150
2,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	1,810,138
1,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Hom Proj	5.750	02/15/29	1,181,925
2,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig	6.125	11/15/29	2,007,900
2,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	2,001,200
3,250	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	5.750	07/01/18	3,572,855
2,000	Texas Private Activity Surface Trans Corp Sr Lien Nte Mobility	6.875	12/31/39	2,074,020

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$625	Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev Reg Ribs, Ser C-2 (GNMA Collateralized) (AMT) (k)	12.575%	07/02/24	$705,556
4,000	Texas St Trans Commn Mobility Fd (c)	5.000	04/01/28	4,329,640
2,000	Texas St Trans Commn Rev First Tier, Ser A	5.000	04/01/20	2,195,840
1,500	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (a)	5.000	08/15/42	1,537,140

				62,887,300

	Utah 2.0%
1,340	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b)(h)	7.800	09/01/15	49,848
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b)(h)	7.800	09/01/25	37,200
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b)(h)	8.000	09/01/20	37,200
11,000	Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg	6.150	02/15/12	11,642,180
1,340	Utah Hsg Corp Single Family Mtg Rev, Ser C-1 (AMT)	5.700	07/01/28	1,389,232
600	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	518,202

				13,673,862

	Vermont 0.1%
1,000	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	821,120

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia 1.1%
$887	Farms New Kent VA Cmnty Dev Auth Spl Assmt, Ser A	5.125%	03/01/36	$559,449
1,300	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500	01/01/37	992,329
1,000	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	833,970
1,000	Virginia Small Business Fin Auth Rev Hampton Rd Proton (Acquired 8/07/09, Cost $983,180) (i)	8.000	07/01/19	1,056,280
2,000	Washington Cnty, VA Indl Dev Au Mtn Sts Hlth Alliance, Ser C	7.500	07/01/29	2,308,620
1,750	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,698,130

				7,448,778

	Washington 2.7%
1,000	FYI Ppty Wash Lease Rev WA St Dis Proj	5.500	06/01/39	1,054,040
950	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	813,647
2,000	Seattle, WA Muni Lt & Pwr Rev Rfdg & Impt	5.750	04/01/23	2,305,520
1,500	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.375	10/01/29	1,497,150
1,500	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.625	10/01/40	1,479,330
1,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser A (AGM Insd)	5.250	08/15/28	1,040,000

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$1,100	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007-A (Acquired 5/07/08, Cost $1,100,000) (i)	6.000%	01/01/27	$977,658
9,000	Washington St Motor Vehicle Fuel, Ser 2010-B (c)	5.000	08/01/30	9,691,740

				18,859,085

	West Virginia 0.3%
1,000	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	877,840
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Centre Fin Dist, Ser A	5.850	06/01/34	217,090
855	Pleasants Cnty, WV Pollutn Ctl Rev Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	790,396

				1,885,326

	Wisconsin 4.6%
2,000	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	2,009,360
8,125	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT)	5.300	09/01/23	8,414,088
6,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser C (AMT) (c)	5.125	09/01/28	5,900,520
8,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser C (AMT) (c)	5.200	03/01/38	7,613,840
2,355	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	2,581,386

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$500	Wisconsin St Hlth & Ed Fac Auth Rev Prohlth Care Inc Oblig Grp	6.375%	02/15/29	$544,485
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Prohlth Care Inc Oblig Grp	6.625	02/15/39	1,079,030
2,000	Wisconsin St Hlth & Ed Fac Auth Rev Reedsburg Area Med Ctr, Ser A	5.650	06/01/26	1,716,160
1,250	Wisconsin St Hlth & Ed Fac Rfdg Catholic Residential Svcs	5.250	05/01/28	1,079,100
1,000	Wisconsin St Hlth & Ed Fac St Johns Cmnty Inc, Ser A	7.250	09/15/29	1,015,500

				31,953,469

	Wyoming 1.1%
4,000	Campbell Cnty, WY Solid Wst Fac Basin Elec Pwr Coop, Ser A	5.750	07/15/39	4,231,520
1,000	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.000	01/01/36	992,810
2,360	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.500	01/01/33	2,440,169

				7,664,499

	Puerto Rico 0.3%
2,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	1,968,180

Total Long-Term Investments 106.9% (Cost $747,627,229)				735,349,411

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Description	Value

Total Short-Term Investments 0.6%
(Cost $4,500,000)	$4,500,000

Total Investments 107.5%
(Cost $752,127,229)	739,849,411

Liability for Floating Rate Note Obligations Related to Securities Held (9.1%)
(Cost ($62,540,000))
(62,540) Notes with interest rates ranging from 0.21% to 0.40% at December 31, 2009 and contractual maturities of collateral ranging from 2023 to 2039	(62,540,000)

Total Net Investments 98.4%
(Cost $689,587,229)	677,309,411

Other Assets in Excess of Liabilities 1.6%	10,704,627

Net Assets 100.0%	$688,014,038

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Variable Rate Coupon

(b)	Security has been deemed illiquid.

(c)	Underlying security related to Inverse Floaters entered into by the Fund.

(d)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Escrowed to Maturity

(g)	Floating rate notes. The interest rates shown reflect the rates in the effect at December 31, 2009.

(h)	Non-income producing security.

(i)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets.

(j)	Security purchased on a when-issued or delayed delivery basis.

(k)	Inverse Floating Rate

(l)	This borrower has filed for protection in federal bankruptcy court.

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FHA — Federal Housing Administration
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements The Fund adopted FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formally known as FAS 157), effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Municipal Income Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued
     The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total
| | | |
Investments in an Asset Position:
Municipal Bonds issued by states of the United States and Political Subdivision of United States	$—	$739,849,411	$—	$739,849,411

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 101.1%
	New York 94.9%
$2,000	Albany, NY Indl Dev Agy Civic Fac Rev Albany Law Sch Univ, Ser A	5.000%	07/01/31	$1,813,940
400	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser D	5.750	11/15/27	409,112
1,290	Albany, NY Indl Dev Agy Indl Dev Rev Albany College of Pharmacy, Ser A	5.625	12/01/34	1,131,459
2,175	Brooklyn Arena Local Dev Corp Barclays Ctr Proj	*	07/15/34	387,955
275	Brooklyn Arena Local Dev Corp Barclays Ctr Proj	6.250	07/15/40	280,016
275	Brooklyn Arena Local Dev Corp Barclays Ctr Proj	6.375	07/15/43	279,678
380	Dutchess Cnty, NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc, Ser A	5.250	01/01/37	273,649
1,000	East Rochester, NY Hsg Auth Rev Sr Living Woodland Vlg Proj Rfdg	5.500	08/01/33	810,280
600	Essex Cnty, NY Indl Dev Agy Solid Waste Disp Rev Intl Paper Rfdg, Ser A (AMT)	5.200	12/01/23	567,336
1,250	Hempstead Town, NY Indl Dev Adelphi Univ Civic Fac	5.750	06/01/22	1,296,125
795	Hempstead Town, NY Local Dev Molloy College Proj	5.750	07/01/39	795,000
1,290	Islip, NY Res Recovery Agy Res 1985 Fac, Ser E (AGM Insd) (AMT)	5.750	07/01/22	1,348,940

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	Livingston Cnty, NY Indl Dev Agy Civic Fac Rev Nicholas H Noyes Mem Hosp	6.000%	07/01/30	$848,820
355	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A (BHAC Insd)	5.500	05/01/33	387,046
700	Long Island Pwr Auth NY Elec Sys Rev, Ser A	5.000	04/01/23	743,064
500	Long Island Pwr Auth NY Elec Sys Rev, Ser A (AMBAC Insd)	5.000	09/01/34	505,770
1,000	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Colgate Univ Proj, Ser A (AMBAC Insd)	5.000	07/01/35	1,017,790
1,000	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.000	11/15/34	1,037,830
750	Metropolitan Trans Auth NY Rev Rfdg, Ser A (AMBAC Insd)	5.500	11/15/19	809,842
1,000	Monroe Cnty, NY Indl Dev Agy Nazareth College Rochester Proj (NATL Insd)	5.250	10/01/21	1,009,850
1,320	Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces, Ser A (Syncora Gtd)	5.000	07/01/34	1,153,218
750	Nassau Cnty, NY Gen Impt, Ser C (AGL Insd)	5.000	10/01/27	816,337
1,250	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	1,120,087
1,500	New York City Hlth & Hosp Corp Rev Hlth Sys, Ser A (AGM Insd)	5.500	02/15/18	1,563,315

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York City Hlth & Hosp Corp Rev Hlth Sys, Ser A (AGM Insd)	5.500%	02/15/19	$1,039,710
2,000	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser B1 (AMT)	5.150	11/01/37	1,985,240
750	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser E1 (AMT)	5.350	11/01/37	752,318
1,000	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser K (AMT)	5.000	11/01/37	963,560
1,000	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	867,590
1,405	New York City Indl Dev Agy Fac Rev Royal Charter-NY Presbyterian (AGM Insd)	5.375	12/15/16	1,543,688
500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	494,295
500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	467,195
1,125	New York City Indl Dev Agy Rev Liberty Iac/Interactive Corp.	5.000	09/01/35	861,379
1,000	New York City Indl Dev Agy Rev Queens Baseball Stadium-Pilot (AGL Insd)	6.500	01/01/46	1,118,410
1,000	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj Rfdg, Ser A	5.000	05/01/25	1,048,590

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (a)	5.500%	01/01/20	$2,033,680
4,000	New York City Muni Fin Auth Wtr & Swr Sys Rev, Ser D (b)	5.000	06/15/37	4,086,000
1,000	New York City Muni Wtr Fin Auth Wtr & Swr Rev, Ser FF-2	5.500	06/15/40	1,097,700
1,000	New York City, Ser F1	5.500	11/15/28	1,094,630
960	New York City Tr Cultural Res Rev American Museum Nat History, Ser A (NATL Insd) (b)	5.000	07/01/44	973,507
500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-1	5.500	07/15/38	535,845
500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-2	6.000	07/15/33	563,400
1,560	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/27	1,699,261
500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	523,425
600	New York City Transitional Future Tax Secd, Ser B	5.500	02/01/15	635,178
750	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 08/07/06, Cost $750,000) (c)(d)(e)	6.125	02/15/19	7
2,000	New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Group	5.000	07/01/27	1,912,340

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$920	New York St Dorm Auth Rev City Univ Rfdg, Ser D (AGM Insd)	5.750%	07/01/12	$968,061
650	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	730,568
850	New York St Dorm Auth Rev City Univ Sys Cons, Ser B	6.000	07/01/14	933,351
1,890	New York St Dorm Auth Rev Dept Ed	5.250	07/01/21	2,017,273
1,000	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/23	1,012,540
1,040	New York St Dorm Auth Rev Insd NY St Rehab Assn, Ser A (AMBAC Insd)	5.500	07/01/15	1,123,283
1,200	New York St Dorm Auth Rev Miriam Osborn Mem Home, Ser B (ACA Insd)	6.375	07/01/29	1,201,236
1,500	New York St Dorm Auth Rev Non St Supported Debt Court Fac Lease NYC Issue, Ser A (AMBAC Insd)	5.500	05/15/30	1,635,420
1,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/34	962,770
1,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/26	1,004,530
500	New York St Dorm Auth Rev Non St Supported Debt Manhattan Marymount	5.250	07/01/29	489,255

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,250	New York St Dorm Auth Rev Non St Supported Debt Mount Sinai Sch Of Medicine	5.125%	07/01/39	$1,241,538
1,500	New York St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr, Ser A	5.000	07/01/36	1,344,165
1,000	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	1,014,100
2,000	New York St Dorm Auth Rev Non St Supported Debt Providence Rest (ACA Insd)	5.250	07/01/25	1,529,360
1,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Fin Prog, Ser C	5.000	10/01/24	1,082,540
1,000	New York St Dorm Auth Rev Sec Insd NY Univ Insd, Ser 1 (AMBAC Insd)	5.500	07/01/31	1,168,040
1,000	New York St Dorm Auth Rev St Supported Debt Lease St Univ Dorm Fac, Ser A	5.000	07/01/25	1,056,690
500	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc Fac Impt, Ser A (AGM Insd)	5.000	02/15/27	529,745
2,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc, Ser C (AGM Insd) (AMT)	5.250	02/15/28	2,021,980
1,250	New York St Dorm Auth Revs Mem Sloan Kettering Cancer C (NATL Insd)	5.500	07/01/23	1,447,675

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York St Dorm Auth Revs Non New York Univ, Ser C	5.000%	07/01/38	$1,027,170
2,000	New York St Dorm Auth Revs Non Sch Dist Bd Fing Prog, Ser C	7.500	04/01/39	2,381,920
1,000	New York St Dorm Auth St Pers Income Tax Rev Education, Ser B	5.750	03/15/36	1,117,260
500	New York St Energy Resh & Dev Auth Gas Fac Rev Regr Ribs Brooklyn Union Gas, Ser B (AMT) (f)	12.631	07/01/26	501,545
750	New York St Environmental Fac Corp Solid Waste Disp Rev Waste Management Inc Proj, Ser A (a)	2.500	07/01/17	750,000
500	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Pooled Fin Pgm, Ser I	5.250	09/15/19	545,175
1,000	New York St Twy Auth Second Gen Hwy & Brdg Tr Fd, Ser B	5.000	04/01/25	1,084,530
500	New York St Urban Dev Corp Rev Correctional Fac Rfdg, Ser A	5.500	01/01/14	536,425
220	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser A	5.875	12/01/29	190,854
2,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/22	2,042,900

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	Rensselaer Cnty, NY Indl Dev Agy Indl Dev Rev Franciscan Heights LP Proj, Ser A (SONYMA Insd) (AMT) (LOC: JPMorgan Chase Bank)	5.375%	12/01/36	$975,640
1,000	Rockland Cnty, NY Solid Waste, Ser B (AMBAC Insd) (AMT)	5.000	12/15/23	991,060
1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (g)	5.000	12/01/23	826,000
1,385	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastrn Long Island Hosp Assn (g)	5.375	01/01/27	1,031,506
825	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Family Svc League Suffolk Cnty (LOC: Fleet National Bank)	5.000	11/01/34	835,428
250	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	249,493
750	Tsasc, Inc NY, Ser 1	5.000	06/01/34	617,138
3,000	Tsasc, Inc NY, Ser 1	5.125	06/01/42	2,407,710
1,000	Ulster Cnty, NY Res Recovery Agy Solid Waste Sys Rev Rfdg (AMBAC Insd)	5.250	03/01/18	1,053,170
1,000	United Nations Dev Corp NY Rev Rfdg, Ser A	5.000	07/01/25	1,050,940
160	Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev (AMBAC Insd)	5.750	04/01/20	163,294
300	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Proj, Ser A	5.750	08/01/28	257,985

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	Warren & Washington Cnty, NY Indl Dev Agy Civic Fac Rev Glens Falls Hosp Proj, Ser A (AGM Insd)	5.000%	12/01/35	$992,770
500	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375	01/01/24	465,530
1,000	Westchester Cnty, NY Indl Dev Guiding Eyes For The Blind	5.375	08/01/24	1,001,870
2,000	Westchester Tob Asset Sec Corp NY	5.125	06/01/45	1,595,480

				95,910,320

	Guam 1.2%
1,250	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750	12/01/34	1,261,212

	Puerto Rico 3.0%
400	Puerto Rico Comwlth Infrastrucure Fin Auth Spl Tax Rev Rfdg, Ser C	5.500	07/01/27	392,516
500	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	492,045
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	1,051,600
1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (a)	5.000	08/01/39	1,049,110

				2,985,271

	U.S. Virgin Islands 2.0%
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,019,650

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands (continued)
$500	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625%	10/01/29	$527,895
500	Virgin Islands Pub Fin Auth Rev Sr Lien/Cap Proj, Ser A-1	5.000	10/01/39	446,815

				1,994,360

Total Long-Term Investments 101.1% (Cost $102,910,294)				102,151,163

Total Short-Term Investments 0.3% (Cost $300,000)				300,000

Total Investments 101.4% (Cost $103,210,294)				102,451,163

Liability for Floating Rate Note Obligations Related to Securities Held (3.3%) (Cost ($3,270,000)) (3,270) Notes with interest rates ranging from 0.25% to 0.28% at December 31, 2009, and contractual maturities of collateral ranging from 2037 to 2044 (h)				(3,270,000)

Total Net Investments 98.1% (Cost $99,940,294)				99,181,163

Other Assets in Excess of Liabilities 1.9%				1,897,239

Net Assets 100.0%				$101,078,402

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Variable Rate Coupon

(b)	Underlying security related to Inverse Floaters entered into by the Fund.

(c)	Non-income producing security.

(d)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise less than 0.1% of net assets.

(e)	Security has been deemed illiquid.

(f)	Inverse Floating Rate. The interest rates shown reflect the rates in effect at December 31, 2009.

(g)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h)	Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2009.

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corp.
SONYMA — State of New York Mortgage Agency
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Municipal Bonds
Securities Issued by the states of the United States and Political Subdivisions of the United States	—	$102,151,163	—	$102,151,163
Short-Term Investments	—	300,000	—	300,000

Total Investments in an Asset Position	$—	$102,451,163	$—	$102,451,163

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax Free Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 18, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 18, 2010

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	February 18, 2010